Eaton Vance
Global Macro Absolute Return Fund
January 31, 2026 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2026, the value of the Fund’s investment in the Portfolio was $3,454,346,242 and the Fund owned approximately 100% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1817, Class Z, 6.50%, 2/15/26	$0(1)	$ 5
Series 1927, Class ZA, 6.50%, 1/15/27	1	692
Series 2344, Class ZD, 6.50%, 8/15/31	79	81,602
Series 2458, Class ZB, 7.00%, 6/15/32	192	201,372
Federal National Mortgage Association:
Series 1998-16, Class H, 7.00%, 4/18/28	18	18,232
Series 1998-44, Class ZA, 6.50%, 7/20/28	34	35,132
Series 1999-25, Class Z, 6.00%, 6/25/29	42	42,601
Series 2000-2, Class ZE, 7.50%, 2/25/30	8	7,839
Series 2001-31, Class ZA, 6.00%, 7/25/31	335	338,290
Series 2001-74, Class QE, 6.00%, 12/25/31	139	143,934
Series 2009-48, Class WA, 5.762%, 7/25/39(2)	516	527,010
Series 2011-38, Class SA, 2.065%, (13.157% - 30-day SOFR Average x 3.00), 5/25/41(3)	648	485,570
JPM Lending Facility, 10.671%, (SOFR + 7.00%), 7/15/29(4)	7,013	7,054,575
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(2)(5)	19,650	18,713,590
Total Collateralized Mortgage Obligations (identified cost $28,568,824)		$ 27,650,444

Common Stocks — 6.6%
Security	Shares	Value
Argentina — 0.3%
Banco BBVA Argentina SA ADR	30,300	$ 612,666
Banco Macro SA ADR(6)	17,600	1,793,440
Central Puerto SA ADR(6)	19,600	323,792
Corp. America Airports SA(6)	7,000	207,480
Cresud SA ADR(6)	7,865	106,256
Empresa Distribuidora Y Comercializadora Norte ADR(6)	3,900	119,496
Grupo Financiero Galicia SA ADR(6)	48,900	2,694,879
Grupo Supervielle SA ADR(6)	25,100	306,471
IRSA Inversiones y Representaciones SA ADR(6)	6,258	108,889
Loma Negra Cia Industrial Argentina SA ADR(6)	10,300	118,759
Pampa Energia SA ADR(6)	7,800	675,792
Telecom Argentina SA ADR	17,400	234,900
Transportadora de Gas del Sur SA, Class B ADR(6)	13,900	443,271
Vista Energy SAB de CV ADR(6)	15,000	907,350
YPF SA ADR(6)	37,700	1,500,083
		$ 10,153,524
Security	Shares	Value
Australia — 0.1%
Anglogold Ashanti PLC	22,100	$ 1,992,260
		$ 1,992,260
Austria — 0.0%†
Raiffeisen Bank International AG	22,000	$ 1,108,920
		$ 1,108,920
Belgium — 0.0%†
Cenergy Holdings SA	30,003	$ 689,248
		$ 689,248
Brazil — 0.0%†
Adecoagro SA	7,000	$ 62,020
Arcos Dorados Holdings, Inc., Class A	29,500	241,310
		$ 303,330
Bulgaria — 0.2%
Eurohold Bulgaria AD(6)	5,122,901	$ 6,741,404
		$ 6,741,404
Canada — 0.0%†
Amaroq Ltd.(6)	517,800	$ 973,507
Lithium Argentina AG(6)	27,800	187,094
		$ 1,160,601
Chile — 0.4%
Banco de Chile	9,434,000	$ 2,078,153
Banco de Credito e Inversiones SA	18,660	1,386,759
Banco Santander Chile	13,640,000	1,199,736
Cencosud SA	267,000	893,455
Empresas CMPC SA	236,000	353,811
Empresas COPEC SA	77,700	662,367
Enel Americas SA	1,411,000	133,208
Enel Chile SA	5,964,000	505,640
Falabella SA	133,000	1,032,282
Latam Airlines Group SA	44,290,000	1,437,123
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(6)	29,000	2,232,915
		$ 11,915,449
China — 0.0%†
Shimao Group Holdings Ltd.(6)	582,390	$ 17,030
Times China Holdings Ltd.(6)	1,518,847	18,186
		$ 35,216

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Cyprus — 0.6%
Bank of Cyprus Holdings PLC	1,975,000	$ 21,790,988
		$ 21,790,988
Georgia — 0.2%
Georgia Capital PLC(6)	133,952	$ 6,193,936
		$ 6,193,936
Greece — 0.5%
Alpha Bank SA	475,881	$ 2,278,023
Athens International Airport SA	10,013	134,363
Eurobank SA	532,767	2,603,619
GEK TERNA SA	7,700	303,085
Hellenic Telecommunications Organization SA	37,862	710,118
Helleniq Energy Holdings SA	6,300	67,802
Ideal Holdings SA	22,813	167,631
JUMBO SA	32,294	957,545
LAMDA Development SA(6)	11,288	94,775
Metlen Energy & Metals PLC(6)	26,650	1,453,511
Motor Oil (Hellas) Corinth Refineries SA	15,066	606,602
National Bank of Greece SA	151,255	2,670,322
OPAP SA	30,140	607,838
Optima bank SA	77,763	798,107
Piraeus Bank SA	227,337	2,293,222
Public Power Corp. SA	56,235	1,329,177
Qualco Group SA(6)	52,437	375,641
Titan SA	11,942	801,325
		$ 18,252,706
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	21,567	$ 133,791
MOL Hungarian Oil & Gas PLC	35,461	433,083
OTP Bank Nyrt	31,174	3,922,685
Richter Gedeon Nyrt	11,137	372,610
		$ 4,862,169
Iceland — 0.4%
Arion Banki Hf.(5)	1,881,577	$ 3,071,944
Eik fasteignafelag Hf.	3,253,209	367,734
Eimskipafelag Islands Hf.	220,734	469,428
Festi Hf.	378,876	1,078,793
Hagar Hf.	1,767,490	1,805,199
Hampidjan Hf.	356,548	326,106
Heimar Hf.	2,553,766	767,751
Icelandair Group Hf.(6)	54,957,023	359,069
Islandsbanki Hf.	2,648,039	3,133,192
Kaldalon Hf.(6)	304,700	67,185
Security	Shares	Value
Iceland (continued)
Kvika banki Hf.	6,468,924	$ 986,204
Olgerdin Egill Skallagrims Hf.(6)	3,273,323	469,828
Reitir fasteignafelag Hf.	875,641	914,380
Siminn Hf.	3,639,484	463,481
Sjova-Almennar Tryggingar Hf.	191,700	69,519
Skagi Hf.	2,290,750	365,072
		$ 14,714,885
India — 0.5%
Ambuja Cements Ltd.	62,300	$ 346,316
Apollo Hospitals Enterprise Ltd.	4,600	348,354
Asian Paints Ltd.	10,400	274,626
Bharti Airtel Ltd.	16,000	343,151
Dabur India Ltd.	63,200	348,242
DLF Ltd.	53,900	373,212
Fortis Healthcare Ltd.	37,800	350,364
HDFC Asset Management Co. Ltd.(5)	12,500	342,254
HDFC Bank Ltd.	35,500	358,950
HDFC Life Insurance Co. Ltd.(5)	42,600	338,826
Hero MotoCorp Ltd.	5,700	343,324
Hindustan Aeronautics Ltd.(7)	5,200	261,258
Hindustan Unilever Ltd.	12,400	320,138
ICICI Bank Ltd.	22,400	330,235
ICICI Prudential Life Insurance Co. Ltd.(5)	42,800	296,436
Infosys Ltd.	80,731	1,443,977
ITC Ltd.	100,700	352,997
Jindal Steel Ltd.	25,200	308,787
JSW Steel Ltd.	26,800	352,276
Kwality Wall's India Ltd.(6)	9,800	4,070
Lodha Developers Ltd.(5)	34,900	369,151
Marico Ltd.	43,100	342,632
Maruti Suzuki India Ltd.	2,100	333,623
Max Healthcare Institute Ltd.	30,900	321,766
Muthoot Finance Ltd.	7,700	320,866
Nippon Life India Asset Management Ltd.(5)	39,700	379,318
Oberoi Realty Ltd.	22,200	360,311
One 97 Communications Ltd.(6)	28,000	346,785
Persistent Systems Ltd.	21,400	1,407,109
Reliance Industries Ltd.	22,400	340,366
SBI Life Insurance Co. Ltd.(5)	13,700	298,010
State Bank of India	28,300	331,694
Tata Consultancy Services Ltd.	42,400	1,441,942
Tata Steel Ltd.	144,200	300,997
TVS Motor Co. Ltd.	8,800	352,258
UltraTech Cement Ltd.	2,500	345,531

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Varun Beverages Ltd.	56,600	$ 289,924
Wipro Ltd.	569,800	1,470,193
		$ 16,790,269
Italy — 0.0%†
Wizz Air Holdings PLC(5)(6)	57,307	$ 1,111,490
		$ 1,111,490
Luxembourg — 0.0%†
Alvotech SA(6)	159,503	$ 834,795
Reinet Investments SCA	5,600	193,037
		$ 1,027,832
Nigeria — 0.1%
Access Holdings PLC	6,421,995	$ 104,802
Fidelity Bank PLC	1,982,801	26,599
First HoldCo PLC	15,062,000	488,528
Guaranty Trust Holding Co. PLC	3,866,699	276,091
Nigerian Breweries PLC(6)	542,654	30,741
Transnational Corp. of Nigeria PLC	213,337	7,051
United Bank for Africa PLC	15,370,000	491,293
Zenith Bank PLC	11,224,146	578,670
		$ 2,003,775
Philippines — 0.2%
Ayala Corp.	47,840	$ 411,104
Ayala Land, Inc.	1,510,100	544,497
Bank of the Philippine Islands	393,220	828,289
BDO Unibank, Inc.	422,827	969,092
International Container Terminal Services, Inc.	162,290	1,777,553
SM Investments Corp.	93,640	1,112,955
SM Prime Holdings, Inc.	2,655,600	972,369
		$ 6,615,859
Poland — 0.1%
Budimex SA	5,600	$ 1,082,552
Grupa Kety SA	3,500	1,004,396
LPP SA	200	1,104,506
Powszechna Kasa Oszczednosci Bank Polski SA	42,300	1,100,259
		$ 4,291,713
Puerto Rico — 0.1%
Liberty Latin America Ltd., Class C(6)	564,900	$ 4,394,922
		$ 4,394,922
Security	Shares	Value
Romania — 0.0%†
NEPI Rockcastle NV	24,700	$ 224,934
		$ 224,934
Slovenia — 0.2%
Nova Ljubljanska Banka DD GDR(7)	157,872	$ 6,874,152
		$ 6,874,152
South Africa — 0.4%
Absa Group Ltd.	37,000	$ 583,030
Aspen Pharmacare Holdings Ltd.	13,900	92,480
Bid Corp. Ltd.	14,100	352,254
Bidvest Group Ltd.	13,400	193,894
Capitec Bank Holdings Ltd.	3,800	1,020,276
Clicks Group Ltd.	9,800	195,241
Discovery Ltd.	22,800	332,441
FirstRand Ltd.	215,100	1,226,899
Gold Fields Ltd.	16,040	793,252
Harmony Gold Mining Co. Ltd.	26,700	567,337
Impala Platinum Holdings Ltd.	38,400	715,747
Kumba Iron Ore Ltd.	1,300	28,837
MTN Group Ltd.	75,100	833,953
Nedbank Group Ltd.	20,000	327,523
Old Mutual Ltd.	167,000	160,275
OUTsurance Group Ltd.	36,800	162,423
Pepkor Holdings Ltd.(5)	155,700	254,410
Remgro Ltd.	20,000	226,335
Sanlam Ltd.	76,400	478,618
Sasol Ltd.(6)	22,100	156,099
Shoprite Holdings Ltd.	21,400	353,079
Sibanye Stillwater Ltd.(6)	120,200	523,159
Standard Bank Group Ltd.	56,100	1,031,004
Valterra Platinum Ltd.	11,600	1,042,238
Vodacom Group Ltd.	28,100	259,205
Woolworths Holdings Ltd.	34,900	117,169
		$ 12,027,178
South Korea — 0.7%
CJ CheilJedang Corp.	1,064	$ 157,351
Coway Co. Ltd.(6)	5,175	299,426
Cuckoo Holdings Co. Ltd.(6)	30,489	573,978
GS Holdings Corp.	6,660	317,221
GS Retail Co. Ltd.	41,442	636,896
Hana Financial Group, Inc.	17,324	1,203,708
Hyundai Department Store Co. Ltd.	9,316	605,413
Hyundai Mobis Co. Ltd.	7,440	2,324,678
Industrial Bank of Korea	52,781	810,922

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Kakao Corp.	21,045	$ 894,503
Kangwon Land, Inc.	15,842	191,601
KB Financial Group, Inc.	19,987	1,870,767
KT Corp.	8	317
KT&G Corp.	9,638	1,030,766
LG Uplus Corp.	32,397	359,919
Meritz Financial Group, Inc.	8,257	667,622
NAVER Corp.	4,421	840,351
Orion Holdings Corp.	45,549	659,440
Samsung C&T Corp.	13,419	2,797,252
Samsung Fire & Marine Insurance Co. Ltd.	1,997	694,309
Samsung Life Insurance Co. Ltd.	8,697	1,132,397
Shinhan Financial Group Co. Ltd.	27,829	1,626,430
Shinsegae, Inc.	3,870	857,388
SK Telecom Co. Ltd.	16,968	855,119
Woori Financial Group, Inc.	45,289	947,394
		$ 22,355,168
Switzerland — 0.0%†
Oculis Holding AG(6)	26,940	$ 768,386
		$ 768,386
Turkey — 0.3%
Akbank TAS	1,330,907	$ 2,846,890
Anadolu Efes Biracilik Ve Malt Sanayii AS	151,700	67,121
Aselsan Elektronik Sanayi Ve Ticaret AS	97,000	678,748
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	29,500	108,402
BIM Birlesik Magazalar AS	31,400	479,186
Destek Finans Faktoring AS(6)	5,800	106,699
Eregli Demir ve Celik Fabrikalari TAS	253,000	163,782
Ford Otomotiv Sanayi AS	50,900	133,044
Gubre Fabrikalari TAS(6)	6,200	68,636
Haci Omer Sabanci Holding AS	81,900	206,094
Kiler Holding AS(6)	24,043	326,198
KOC Holding AS	54,500	260,664
Migros Ticaret AS	6,700	98,135
MLP Saglik Hizmetleri AS(5)(6)	6,500	70,439
Pasifik Eurasia Lojistik Dis Ticaret AS(6)	23,700	80,931
Pegasus Hava Tasimaciligi AS(6)	18,600	87,336
TAV Havalimanlari Holding AS(6)	13,700	109,705
Tofas Turk Otomobil Fabrikasi AS	8,900	66,925
Turk Altin Isletmeleri AS(6)	65,900	82,261
Turk Hava Yollari AO	40,200	281,183
Turkcell Iletisim Hizmetleri AS	88,300	237,977
Turkiye Is Bankasi AS, Class C	4,470,640	1,718,597
Security	Shares	Value
Turkey (continued)
Turkiye Petrol Rafinerileri AS	69,500	$ 391,638
Turkiye Sise ve Cam Fabrikalari AS	82,000	86,130
Yapi ve Kredi Bankasi AS(6)	1,606,763	1,517,572
		$ 10,274,293
United Arab Emirates — 0.0%†
Kyivstar Group Ltd.(6)	67,800	$ 769,530
		$ 769,530
United States — 0.0%†
JBT Marel Corp.(8)	1,771	$ 278,596
JBT Marel Corp.(8)	1,429	222,723
		$ 501,319
Vietnam — 1.1%
Asia Commercial Bank JSC	1,090,900	$ 1,016,009
Bank for Foreign Trade of Vietnam JSC	390,958	1,064,345
Bank for Investment & Development of Vietnam JSC	835,200	1,736,920
Binh Minh Plastics JSC	37,000	232,872
Coteccons Construction JSC	254,100	753,310
Duc Giang Chemicals JSC	73,500	194,211
FPT Corp.	713,377	2,872,461
FPT Digital Retail JSC(6)	181,125	1,184,636
Gemadept Corp.	470,000	1,243,505
Hoa Phat Group JSC(6)	843,750	871,988
IDICO Corp. JSC	161,460	298,569
Khang Dien House Trading & Investment JSC(6)	667,456	707,761
KIDO Group Corp.	13,562	26,119
Kinh Bac City Development Holding Corp.(6)	748,800	1,012,110
Masan Group Corp.(6)	287,600	932,078
Military Commercial Joint Stock Bank	1,471,877	1,547,799
Mobile World Investment Corp.	929,098	3,337,293
Nam Long Investment Corp.	799,974	910,383
PetroVietnam Gas JSC	402,400	1,815,162
Phat Dat Real Estate Development Corp.(6)	458,136	315,766
Phu Nhuan Jewelry JSC	292,140	1,507,929
Refrigeration Electrical Engineering Corp.	380,599	975,654
Saigon Beer Alcohol Beverage Corp.	454,900	877,303
Saigon Thuong Tin Commercial JSB(6)	456,800	1,111,059
SSI Securities Corp.	1,604,400	1,932,280
Techcom Securities JSC(6)	667,738	1,454,803
Vietnam Dairy Products JSC	737,081	2,013,192
Vietnam Joint Stock Commercial Bank for Industry & Trade	423,929	634,623
Vietnam Prosperity JSC Bank	562,500	608,212
Vietnam Technological & Commercial Joint Stock Bank	1,180,800	1,749,824

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Vingroup JSC(6)	443,476	$ 2,414,700
Vinh Hoan Corp.	348,300	867,777
VP Bank Securities Ltd. Co.(6)	637,390	680,715
		$ 38,901,368
Total Common Stocks (identified cost $163,779,301)		$ 228,846,824

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Sunac China Holdings Ltd.:
0.00%, 6/23/26(5)	USD	2,985	$ 506,437
0.00%, 6/23/28(5)	USD	2,205	540,077
Times China Holdings Ltd.:
0.00%, 3/30/27(5)	USD	2,687	22,622
0.00%, 3/30/27(5)	USD	558	5,579
Total Convertible Bonds (identified cost $1,291,404)			$ 1,074,715

Credit Linked Notes — 1.9%
Security	Principal Amount (000's omitted)		Value
Egypt — 1.8%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 2/19/26(9)	EGP	312,550	$ 6,624,445
0.00%, 4/16/26(9)	EGP	324,650	6,620,718
0.00%, 4/23/26(9)	EGP	471,325	9,568,497
0.00%, 5/7/26(9)	EGP	287,125	5,779,675
0.00%, 7/9/26(9)	EGP	235,000	4,542,935
0.00%, 8/20/26(9)	EGP	343,475	6,492,520
0.00%, 10/15/26(9)	EGP	324,650	5,954,541
0.00%, 10/22/26(9)	EGP	581,325	10,624,309
0.00%, 11/5/26(9)	EGP	314,025	5,698,525
			$ 61,906,165
South Africa — 0.1%
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(10)	TZS	4,316,000	$ 1,904,834
Security	Principal Amount (000's omitted)		Value
South Africa (continued)
Absa Bank Ltd. (United Republic of Tanzania): (continued)
13.75%, 9/27/50(10)	TZS	1,442,100	$ 589,096
			$ 2,493,930
Total Credit Linked Notes (identified cost $63,678,642)			$ 64,400,095

Foreign Corporate Bonds — 4.4%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%†
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(7)	USD	216	$ 161,947
11.00%, 11/1/31(5)	USD	1,157	867,470
			$ 1,029,417
Armenia — 0.0%†
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 1/22/31(7)	USD	1,362	$ 1,376,130
			$ 1,376,130
China — 0.0%†
KWG Group Holdings Ltd., 7.875%, 8/30/24(11)	USD	1,571	$ 86,295
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(5)(12)	USD	562	16,728
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(5)(12)	USD	842	23,167
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(5)(12)	USD	842	18,954
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(5)(12)	USD	3,114	116,761
Times China Holdings Ltd.:
4.00%, 3/30/29(5)(12)	USD	593	9,633
4.20%, 9/30/32(5)(12)	USD	2,198	32,974
			$ 304,512
Georgia — 0.2%
Bank of Georgia JSC, 9.50% to 7/16/29(7)(13)(14)	USD	3,777	$ 3,976,431
TBC Bank Group PLC, 22.00%, 6/5/28(5)	UZS	41,540,000	3,414,900
			$ 7,391,331

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Hungary — 0.1%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(7)(14)	EUR	3,369	$ 4,071,655
6.875% to 5/8/30, 11/8/35(7)(14)	EUR	458	577,107
			$ 4,648,762
Iceland — 0.0%
Wow Air Hf.:
0.00%(11)(13)(15)	EUR	79	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(11)(13)(15)	EUR	3,600	0
			$ 0
India — 0.2%
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	510,000	$ 7,532,338
Reliance Communications Ltd., 6.50%, 11/6/20(7)(11)	USD	1,800	27,000
			$ 7,559,338
Kazakhstan — 0.5%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(5)	KZT	3,466,500	$ 6,629,387
ForteBank JSC:
7.75%, 2/4/30(5)	USD	4,690	4,861,291
9.75% to 11/3/30(7)(13)(14)	USD	4,550	4,579,848
			$ 16,070,526
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(11)	USD	3,667	$ 27,504
10.00%, 12/19/22(7)(11)	USD	1,741	13,059
			$ 40,563
Mongolia — 0.1%
State Bank JSC, 8.90%, 9/25/28(7)	USD	2,510	$ 2,520,817
			$ 2,520,817
Supranational — 0.5%
Asian Development Bank, 14.50%, 6/26/28	UZS	17,111,900	$ 1,436,209
Corp. Andina de Fomento:
7.50%, 4/4/34(7)	INR	559,000	5,988,433
8.25%, 4/26/34	INR	452,000	5,050,410
European Bank for Reconstruction & Development:
17.20%, 4/9/26(7)	USD	2,600	2,704,538
Security	Principal Amount (000's omitted)		Value
Supranational (continued)
European Bank for Reconstruction & Development: (continued)
17.35%, 3/1/27(7)	USD	606	$ 623,916
			$ 15,803,506
Tunisia — 0.0%†
Tunisian Republic, 3.28%, 8/9/27	JPY	100,000	$ 619,526
			$ 619,526
Ukraine — 0.2%
Kernel Holding SA, 6.75%, 10/27/27(7)	USD	1,266	$ 1,246,304
MHP Lux SA:
6.25%, 9/19/29(5)	USD	723	658,275
6.25%, 9/19/29(7)	USD	1,552	1,413,060
10.50%, 7/28/29(7)	USD	3,800	3,912,583
			$ 7,230,222
Uzbekistan — 1.7%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(7)	UZS	41,010,000	$ 3,400,288
20.50%, 4/25/27(7)	UZS	42,080,000	3,608,535
JSCB Agrobank:
9.25%, 10/2/29(7)	USD	7,973	8,751,720
20.75%, 9/15/28	UZS	127,710,000	10,691,982
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(7)(13)(14)	USD	7,110	7,391,587
19.95%, 4/25/28(7)	UZS	43,950,000	3,839,820
21.00%, 7/24/27(7)	UZS	232,110,000	20,415,002
			$ 58,098,934
Venezuela — 0.9%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(11)	USD	10,921	$ 3,194,305
6.00%, 10/28/22(7)(11)	USD	14,652	3,997,164
6.00%, 5/16/24(7)(11)	USD	8,097	2,473,569
6.00%, 11/15/26(7)(11)	USD	4,905	1,483,876
8.50%, 10/20/27	USD	100	114,000
8.50%, 10/20/27	USD	8,674	9,887,790
9.00%, 11/17/21(7)(11)	USD	5,906	2,126,329
9.75%, 5/17/35(7)(11)	USD	7,582	2,824,444
12.75%, 2/17/22(7)(11)	USD	10,125	3,918,259
			$ 30,019,736
Total Foreign Corporate Bonds (identified cost $146,876,322)			$ 152,713,320

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Insurance Linked Securities — 1.4%
Security	Shares	Value
Reinsurance Side Cars — 1.0%
Beacon RE(6)(15)(16)(17)	1,814,853	$ 1,814,853
Beacon RE(6)(15)(16)(17)	4,685,147	4,685,147
Eden Re II Ltd.:
Series 2022A, 0.00%, 3/20/26(5)(15)(16)(17)	10,974	14,410
Series 2022B, 0.00%, 3/20/26(5)(15)(16)(17)	9,412	25,025
Series 2023B, 0.00%, 3/19/27(5)(15)(16)(17)	7,394	102,791
Series 2024A, 0.00%, 3/17/28(5)(15)(16)(17)	31,579	185,864
Series 2024B, 0.00%, 3/17/28(5)(15)(16)(17)	6,667	201,891
Series 2025A, 0.00%, 3/19/30(5)(15)(16)(17)	4,000,000	4,541,200
Mt. Logan Re Ltd.:
Participating Units(6)(15)(16)(17)	4,000,000	4,029,200
Series A-1(15)(17)(18)	4,400	6,155,163
PartnerRe Ltd.(6)(15)(17)	11	11,009,639
		$ 32,765,183
Segregated Account/Funds — 0.4%
PartnerRe ILS Fund SAC Ltd.(6)(15)(17)(18)	5,700,000	$ 7,754,850
Voussoir Re Ltd.(6)(15)(17)	815	1,115,206
Voussoir Re Ltd.(6)(15)(17)	4,531	6,199,995
		$ 15,070,051
Total Insurance Linked Securities (identified cost $42,780,028)		$ 47,835,234

Loan Participation Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.1%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(15)(19)	UZS	62,624,565	$ 5,136,418
Total Loan Participation Notes (identified cost $5,345,690)			$ 5,136,418

Senior Floating-Rate Loans — 1.4%(20)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.7%
Provincia De Neuquen:
Term Loan, 11.089%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$692	$ 699,292
Term Loan, 11.089%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	588	594,185
Term Loan, 11.089%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	699	705,597
VMOS SA:
Term Loan, 9.075% - 9.12%, (6 mo. USD Term SOFR + 5.50%), 7/8/30	8,088	8,119,950
Term Loan, 7/8/30(21)	11,792	11,839,570
		$ 21,958,594
Suriname — 0.7%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(21)	$23,266	$ 23,265,592
Term Loan, 9.167% - 9.168%, (3 mo. USD Term SOFR + 5.50%), 5/24/32	1,734	1,739,958
		$ 25,005,550
Total Senior Floating-Rate Loans (identified cost $46,874,956)		$ 46,964,144

Sovereign Government Bonds — 40.1%
Security	Principal Amount (000's omitted)		Value
Albania — 1.4%
Albania Government International Bonds:
3.50%, 11/23/31(7)	EUR	3,050	$ 3,606,499
4.75%, 2/14/35(7)	EUR	6,476	7,820,855
5.90%, 6/9/28(7)	EUR	6,602	8,290,758
Albanian Government Bonds:
3.70%, 1/10/28	ALL	31,600	389,605
3.90%, 1/22/30	ALL	90,600	1,121,446
4.05%, 2/7/32	ALL	247,000	3,082,470
4.30%, 7/10/27	ALL	293,600	3,641,688
4.70%, 2/23/27	ALL	78,200	970,763
4.95%, 7/22/29	ALL	876,300	11,272,236
5.25%, 1/26/29	ALL	487,600	6,315,878
5.25%, 1/23/35	ALL	107,600	1,438,340
5.59%, 2/19/40	ALL	81,000	1,094,823

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Albania (continued)
Albanian Government Bonds: (continued)
6.13%, 7/25/34	ALL	36,300	$ 484,512
			$ 49,529,873
Angola — 1.0%
Angola Government International Bonds:
9.125%, 11/26/49(7)	USD	4,001	$ 3,471,929
9.244%, 1/15/31(7)	USD	6,981	7,033,520
9.375%, 5/8/48(7)	USD	6,436	5,743,609
9.875%, 10/15/35(7)	USD	18,617	18,757,763
			$ 35,006,821
Argentina — 0.3%
Provincia de Cordoba:
8.60%, 2/3/35(5)(22)	USD	1,868	$ 1,833,299
9.75%, 7/2/32(5)	USD	5,382	5,630,917
9.75%, 7/2/32(7)	USD	2,254	2,358,248
			$ 9,822,464
Armenia — 1.3%
Republic of Armenia Treasury Bonds:
8.60%, 4/29/30	AMD	1,159,728	$ 3,151,797
9.00%, 4/29/26	AMD	254,810	676,065
9.00%, 10/29/35	AMD	7,364,174	20,328,257
9.25%, 4/29/28	AMD	1,439,030	3,935,954
9.60%, 10/29/33	AMD	4,241,233	12,119,856
9.75%, 10/29/50	AMD	618,877	1,792,386
9.75%, 10/29/52	AMD	673,150	1,941,244
			$ 43,945,559
Benin — 0.4%
Benin Government International Bonds:
4.875%, 1/19/32(7)	EUR	2,988	$ 3,476,127
4.95%, 1/22/35(7)	EUR	2,117	2,367,231
6.875%, 1/19/52(7)	EUR	4,284	4,695,215
7.96%, 2/13/38(7)	USD	554	579,207
Benin Sukuk SA, 6.20%, 1/29/33(5)	USD	2,400	2,389,619
			$ 13,507,399
Bolivia — 0.0%†
Bolivia Government International Bonds, 4.50%, 3/20/28(7)	USD	468	$ 443,865
			$ 443,865
Security	Principal Amount (000's omitted)		Value
Brazil — 3.8%
Brazil Letras do Tesouro Nacional:
0.00%, 4/1/26	BRL	383,200	$ 71,244,055
0.00%, 7/1/26	BRL	175,000	31,516,771
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/35(23)	BRL	36,007	28,897,912
			$ 131,658,738
Congo — 0.7%
Congolese International Bonds, 9.875%, 11/7/32(7)	USD	25,599	$ 23,886,972
			$ 23,886,972
Ecuador — 0.0%†
Ecuador Government International Bonds, 0.00%, 7/31/30(7)	USD	83	$ 70,311
			$ 70,311
Egypt — 2.5%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	1,722,389	$ 37,922,045
24.458%, 10/1/27	EGP	2,246,693	49,020,451
			$ 86,942,496
Ethiopia — 0.7%
Ethiopia Government International Bonds, 6.625%, 12/11/24(7)(11)	USD	24,357	$ 25,840,341
			$ 25,840,341
Gabon — 0.2%
Gabon Government International Bonds:
6.625%, 2/6/31(7)	USD	3,058	$ 2,614,325
7.00%, 11/24/31(7)	USD	1,312	1,101,607
9.50%, 2/18/29(7)	USD	3,494	3,297,353
			$ 7,013,285
Georgia — 0.3%
Georgia Government International Bonds, 5.125%, 1/28/31(7)	USD	9,430	$ 9,305,791
			$ 9,305,791
Ghana — 0.0%†
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	1,237	$ 113,914
13.00%, 8/28/28	GHS	4,122	368,729

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ghana (continued)
Republic of Ghana Government Bonds:
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	5,032	$ 382,232
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	2,463	159,627
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	3,308	211,939
			$ 1,236,441
Hungary — 1.9%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	6,143,650	$ 13,084,599
3.00%, 4/25/41	HUF	2,707,080	5,390,625
4.00%, 4/28/51	HUF	402,190	795,787
7.00%, 10/24/35	HUF	13,915,260	44,631,980
			$ 63,902,991
India — 1.0%
India Government Bonds:
7.09%, 8/5/54	INR	470,600	$ 4,930,200
7.24%, 8/18/55	INR	2,288,850	24,664,466
7.30%, 6/19/53	INR	396,000	4,270,532
			$ 33,865,198
Jordan — 0.0%†
Jordan Government International Bonds, 7.375%, 10/10/47(7)	USD	1,033	$ 1,023,816
			$ 1,023,816
Kazakhstan — 1.7%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	4,212,153	$ 6,673,639
5.50%, 9/20/28	KZT	22,984	35,472
5.50%, 4/24/32	KZT	4,933,059	5,949,491
7.22%, 12/10/28	KZT	3,288,706	5,223,131
7.68%, 8/13/29	KZT	4,275,318	6,595,132
8.44%, 5/10/31	KZT	1,808,788	2,659,072
8.66%, 4/4/33	KZT	2,945,627	4,115,619
10.55%, 7/28/29	KZT	1,226,683	2,070,109
10.69%, 8/23/33	KZT	979,231	1,516,287
14.00%, 5/12/31	KZT	3,469,539	6,390,180
14.00%, 5/19/32	KZT	34,476	63,485
14.00%, 2/13/35	KZT	4,037,207	7,328,865
14.45%, 6/5/33	KZT	1,483,264	2,766,743
14.50%, 3/6/34	KZT	657,741	1,227,715
14.60%, 3/6/32	KZT	87,910	165,969
Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
16.95%, 10/9/30	KZT	3,045,179	$ 6,186,734
			$ 58,967,643
Lebanon — 0.8%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(11)	USD	13,319	$ 3,902,634
6.00%, 1/27/23(7)(11)	USD	3,481	1,022,413
6.10%, 10/4/22(7)(11)	USD	11,852	3,473,229
6.15%, 6/19/20(7)(11)	USD	2,969	868,061
6.20%, 2/26/25(7)(11)	USD	1,763	519,898
6.25%, 5/27/22(7)(11)	USD	1,414	412,464
6.25%, 11/4/24(7)(11)	USD	1,549	454,666
6.25%, 6/12/25(7)(11)	USD	1,085	319,533
6.375%, 3/9/20(7)(11)	USD	330	97,032
6.40%, 5/26/23(7)(11)	USD	15,473	4,552,543
6.60%, 11/27/26(7)(11)	USD	2,192	643,173
6.65%, 4/22/24(7)(11)	USD	4,802	1,403,084
6.65%, 11/3/28(7)(11)	USD	1,478	436,728
6.65%, 2/26/30(7)(11)	USD	568	167,572
6.75%, 11/29/27(7)(11)	USD	2,946	871,368
6.85%, 3/23/27(7)(11)	USD	603	176,999
6.85%, 5/25/29(7)(11)	USD	9,701	2,877,928
7.00%, 12/3/24(7)(11)	USD	975	287,381
7.00%, 3/20/28(7)(11)	USD	4,863	1,436,409
7.00%, 4/22/31(7)(11)	USD	5,736	1,681,753
7.00%, 3/23/32(7)(11)	USD	961	288,108
7.05%, 11/2/35(7)(11)	USD	1,137	338,258
7.25%, 3/23/37(7)(11)	USD	3,253	971,104
8.20%, 5/17/33(7)(11)	USD	1,136	337,086
8.25%, 4/12/21(7)(11)	USD	520	155,350
			$ 27,694,774
Mexico — 1.3%
Mexican Bonos, 7.75%, 11/23/34	MXN	839,582	$ 45,382,981
			$ 45,382,981
Mongolia — 0.2%
Mongolia Government International Bonds:
6.625%, 2/25/30(5)	USD	600	$ 625,044
6.625%, 2/25/30(7)	USD	4,200	4,375,309
7.875%, 6/5/29(7)	USD	400	431,065
			$ 5,431,418

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Montenegro — 0.4%
Montenegro Government International Bonds, 4.875%, 4/1/32(7)	EUR	11,663	$ 14,229,986
			$ 14,229,986
New Zealand — 2.9%
New Zealand Government Bonds:
2.50%, 9/20/40(7)(23)	NZD	23,393	$ 13,445,910
2.75%, 4/15/37(7)	NZD	11,330	5,667,431
4.25%, 5/15/34	NZD	26,957	16,027,135
4.25%, 5/15/36	NZD	37,000	21,622,213
4.50%, 5/15/35	NZD	41,020	24,637,612
5.00%, 5/15/54(24)	NZD	1,360	793,870
New Zealand Government Bonds Inflation-Linked, 3.25%, 9/20/50(23)	NZD	27,594	17,000,058
			$ 99,194,229
Nigeria — 0.6%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	20,858,059	$ 15,364,311
18.50%, 2/21/31	NGN	1,002,627	757,593
19.00%, 2/21/34	NGN	4,620,940	3,618,798
			$ 19,740,702
Paraguay — 0.5%
Paraguay Government International Bonds:
7.90%, 2/9/31(5)	PYG	57,442,000	$ 8,422,751
7.90%, 2/9/31(7)	PYG	20,133,000	2,952,113
8.50%, 3/4/35(5)	PYG	44,954,000	6,650,785
			$ 18,025,649
Peru — 0.7%
Peru Government Bonds:
6.90%, 8/12/37	PEN	23,000	$ 7,203,415
7.60%, 8/12/39(5)(7)	PEN	47,000	15,367,737
			$ 22,571,152
Philippines — 0.5%
Philippines Government Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 17,276,434
			$ 17,276,434
Poland — 2.1%
Republic of Poland Government Bonds, 2.00%, 8/25/36(23)	PLN	279,943	$ 73,017,294
			$ 73,017,294
Security	Principal Amount (000's omitted)		Value
Romania — 2.0%
Romania Government International Bonds:
1.75%, 7/13/30(7)	EUR	1,058	$ 1,151,617
2.00%, 4/14/33(7)	EUR	847	839,315
2.625%, 12/2/40(7)	EUR	4,743	3,906,923
2.75%, 4/14/41(7)	EUR	2,829	2,345,551
2.875%, 4/13/42(7)	EUR	1,395	1,145,512
3.375%, 1/28/50(7)	EUR	529	425,505
3.75%, 2/7/34(7)	EUR	127	138,909
3.875%, 10/29/35(7)	EUR	2,340	2,503,538
4.625%, 4/3/49(7)	EUR	4,763	4,711,764
5.125%, 6/15/48(7)	USD	516	432,949
5.625%, 2/22/36(7)	EUR	3,166	3,839,317
5.625%, 5/30/37(7)	EUR	2,986	3,574,363
5.75%, 3/24/35(7)	USD	1,566	1,556,858
5.875%, 7/11/32(7)	EUR	2,065	2,620,742
6.00%, 5/25/34(7)	USD	516	526,286
6.00%, 9/24/44(7)	EUR	4,459	5,344,002
6.125%, 10/7/37(7)	EUR	8,170	10,095,020
6.25%, 9/10/34(7)	EUR	2,075	2,655,025
6.50%, 10/7/45(7)	EUR	5,720	7,086,015
6.75%, 7/11/39(7)	EUR	5,683	7,264,559
7.50%, 2/10/37(7)	USD	3,752	4,179,188
7.625%, 1/17/53(7)	USD	1,032	1,151,193
			$ 67,494,151
Serbia — 0.5%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	211,870	$ 2,105,196
7.00%, 10/26/31	RSD	1,366,370	15,334,608
			$ 17,439,804
South Africa — 3.8%
Republic of South Africa Government Bonds:
8.75%, 1/31/44	ZAR	75,899	$ 4,628,870
8.75%, 2/28/48	ZAR	114,101	6,979,731
8.875%, 2/28/35	ZAR	1,830,350	119,529,817
			$ 131,138,418
Sri Lanka — 0.9%
Sri Lanka Government Bonds:
8.75%, 3/15/36(2)	LKR	75,128	$ 193,039
8.75%, 9/15/37(2)	LKR	75,128	190,032
8.75%, 9/15/38(2)	LKR	75,128	188,312
8.75%, 9/15/39(2)	LKR	75,128	186,789

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
8.75%, 9/15/40(2)	LKR	75,128	$ 185,440
8.75%, 9/15/41(2)	LKR	75,128	184,246
8.75%, 9/15/42(2)	LKR	75,128	183,188
8.75%, 9/15/43(2)	LKR	75,128	182,251
9.00%, 10/1/32	LKR	249,000	756,144
9.00%, 6/1/33	LKR	40,000	119,204
9.00%, 11/1/33	LKR	2,231,000	6,614,306
9.75%, 7/1/30	LKR	1,668,000	5,415,821
10.25%, 9/15/34	LKR	836,000	2,611,353
10.35%, 10/15/29	LKR	184,000	609,551
11.00%, 10/15/28	LKR	820,000	2,766,261
11.00%, 9/15/29	LKR	571,000	1,926,477
11.00%, 12/15/29	LKR	1,043,000	3,525,003
11.00%, 5/15/30	LKR	94,000	318,194
11.00%, 10/15/30	LKR	329,000	1,115,169
11.25%, 3/15/31	LKR	77,000	262,096
11.50%, 12/15/32	LKR	374,000	1,278,841
11.75%, 6/15/29	LKR	85,000	292,287
Sri Lanka Government International Bonds, 1.50% to 12/15/26, 6/15/38(5)(25)	USD	4,348	2,857,127
			$ 31,961,131
Suriname — 0.8%
Suriname Government International Bonds:
7.70%, 11/6/30(5)	USD	5,364	$ 5,558,445
8.50%, 11/6/35(5)	USD	20,883	22,526,701
			$ 28,085,146
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	284	$ 286,964
			$ 286,964
Tunisia — 0.1%
Tunisian Republic:
3.50%, 2/3/33	JPY	300,000	$ 1,605,323
4.30%, 8/2/30	JPY	20,000	117,001
			$ 1,722,324
Turkey — 0.7%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	529,020	$ 11,431,216
27.70%, 9/27/34	TRY	381,397	8,774,937
Security	Principal Amount (000's omitted)		Value
Turkey (continued)
Turkiye Government Bonds: (continued)
38.39%, 6/16/27(2)	TRY	237,520	$ 5,624,363
			$ 25,830,516
Uganda — 1.5%
Republic of Uganda Government Bonds:
14.25%, 6/22/34	UGX	330,800	$ 87,770
14.375%, 2/3/33	UGX	2,759,100	744,813
15.00%, 6/18/43	UGX	14,727,300	3,871,106
15.80%, 6/23/39	UGX	123,180,500	34,391,659
16.25%, 11/8/35	UGX	41,751,300	12,128,905
			$ 51,224,253
Ukraine — 0.8%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/36(7)(25)	USD	1,233	$ 700,045
4.00% to 2/1/27, 2/1/32(7)(25)	USD	13,004	10,382,545
4.50% to 2/1/27, 2/1/29(7)(25)	USD	1,026	801,185
4.50% to 2/1/27, 2/1/34(7)(25)	USD	9,487	5,997,003
4.50% to 2/1/27, 2/1/35(7)(25)	USD	12,037	7,498,201
4.50% to 2/1/27, 2/1/36(7)(25)	USD	4,053	2,470,922
			$ 27,849,901
Uzbekistan — 0.7%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	90,660,000	$ 7,685,845
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(7)	UZS	78,000,000	6,700,851
16.25%, 10/12/26(7)	UZS	112,430,000	9,536,422
16.625%, 5/29/27(7)	UZS	12,500,000	1,073,368
			$ 24,996,486
Venezuela — 0.6%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(11)	USD	3,746	$ 1,236,555
7.00%, 12/1/18(7)(11)	USD	3,504	1,209,230
7.00%, 3/31/38(7)(11)	USD	500	192,550
7.65%, 4/21/25(7)(11)	USD	5,195	1,909,682
7.75%, 10/13/19(7)(11)	USD	3,355	1,174,691
8.25%, 10/13/24(7)(11)	USD	9,389	3,475,017
9.00%, 5/7/23(7)(11)	USD	4,367	1,681,655
9.25%, 9/15/27(11)	USD	10,382	4,491,253
9.25%, 5/7/28(7)(11)	USD	1,117	455,412
9.375%, 1/13/34(11)	USD	524	227,992
11.75%, 10/21/26(7)(11)	USD	1,483	660,172

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
11.95%, 8/5/31(7)(11)	USD	3,075	$ 1,360,995
12.75%, 8/23/22(7)(11)	USD	4,853	2,172,337
13.625%, 8/15/18(11)	USD	942	402,799
13.625%, 8/15/18(7)(11)	USD	1,239	529,796
			$ 21,180,136
Zambia — 0.5%
Zambia Government Bonds:
16.00%, 10/27/28	ZMW	14,104	$ 726,857
16.00%, 11/24/28	ZMW	8,815	453,892
16.10%, 1/26/31	ZMW	17,631	901,049
16.49%, 11/24/30	ZMW	20,274	1,049,621
16.85%, 1/26/33	ZMW	25,612	1,308,947
16.95%, 12/22/32	ZMW	17,975	931,811
17.00%, 11/24/32	ZMW	23,801	1,223,443
17.19%, 1/26/36	ZMW	43,243	2,210,028
17.50%, 11/24/35	ZMW	28,208	1,457,622
17.50%, 12/22/35	ZMW	19,824	1,023,846
18.79%, 1/26/41	ZMW	17,631	901,482
18.99%, 10/27/40	ZMW	17,392	898,511
18.99%, 11/24/40	ZMW	26,445	1,365,296
19.00%, 6/23/35	ZMW	8,815	477,571
19.00%, 8/18/35	ZMW	8,815	478,860
19.00%, 9/29/35	ZMW	3,085	167,812
22.50%, 11/25/34	ZMW	7,934	507,396
			$ 16,084,044
Total Sovereign Government Bonds (identified cost $1,267,897,737)			$1,383,827,897

Sovereign Loans — 1.1%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.2%
Commonwealth of the Bahamas, 8.969%, (6 mo. EURIBOR + 6.85%), 11/24/28(4)	EUR	6,008	$ 7,323,223
			$ 7,323,223
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 7.855%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	1,066	$ 1,263,583
			$ 1,263,583
Tanzania — 0.9%
Government of the United Republic of Tanzania, Term Loan, 10.42%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(4)	USD	29,905	$ 29,833,313
			$ 29,833,313
Total Sovereign Loans (identified cost $37,708,807)			$ 38,420,119

U.S. Government Agency Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.237%, (COF + 1.254%), with maturity at 2029(26)	$2	$ 2,395
4.341%, (COF + 1.254%), with maturity at 2035(26)	44	42,854
4.50%, with maturity at 2035	54	53,096
4.663%, (COF + 1.25%), with maturity at 2030(26)	44	43,031
6.459%, (1 yr. CMT + 2.351%), with maturity at 2036(26)	229	233,685
6.60%, with maturity at 2030	163	168,624
7.00%, with various maturities to 2035	229	232,286
7.50%, with various maturities to 2035	475	499,736
8.00%, with various maturities to 2030	34	35,002
Federal National Mortgage Association:
4.034%, (COF + 1.254%), with maturity at 2034(26)	63	61,826
4.083%, (COF + 1.254%), with maturity at 2035(26)	19	18,628
4.13%, (COF + 1.35%), with maturity at 2027(26)	6	6,291
4.173%, (COF + 1.302%), with maturity at 2033(26)	231	225,637
5.066%, (COF + 1.791%), with maturity at 2035(26)	437	430,709
6.00%, with maturity at 2033	26	26,859
6.353%, (COF + 2.004%), with maturity at 2032(26)	79	80,674
6.40%, (1 yr. CMT + 2.15%), with maturity at 2028(26)	3	3,134
6.50%, with maturity at 2030	172	175,130
7.00%, with various maturities to 2031	200	204,085

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
8.50%, with various maturities to 2037	$332	$ 350,007
9.00%, with various maturities to 2032	6	6,560
11.50%, with maturity at 2031	37	39,802
Government National Mortgage Association:
6.50%, with maturity at 2032	81	84,997
7.00%, with maturity at 2031	84	86,892
7.50%, with maturity at 2028	2	2,468
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,310,885)		$ 3,114,408

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(27)(28) Series 2018-2, Class A, 2.39%, 7/25/44(5)	$50,018	$ 2,512,625
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $13,987,524)		$ 2,512,625

Short-Term Investments — 46.0%
Affiliated Fund — 19.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(29)	686,339,557	$ 686,339,557
Total Affiliated Fund (identified cost $686,339,557)		$ 686,339,557

Repurchase Agreements — 3.4%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 10/31/25 with an interest rate of 3.00%, collateralized by USD 1,553,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,691,607(30)	USD	1,768	$ 1,768,479
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 6/13/25 with an interest rate of 0.85%, collateralized by EUR 2,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,369,553(30)	EUR	2,058	$ 2,438,857
Dated 6/13/25 with an interest rate of 1.00%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,377,613(30)	EUR	1,196	1,417,085
Dated 6/13/25 with an interest rate of 1.35%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,592,043(30)	EUR	3,985	4,723,618
Dated 1/12/26 with an interest rate of 1.75%, collateralized by USD 819,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $889,845(30)	USD	949	949,016
Dated 1/12/26 with an interest rate of 2.75%, collateralized by USD 1,759,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $1,911,157(30)	USD	2,038	2,038,241
Dated 1/12/26 with an interest rate of 2.76%, collateralized by USD 2,638,000 Bahrain Government International Bonds, 7.50%, due 7/7/37 and a market value, including accrued interest, of $2,768,007(30)	USD	2,968	2,967,750
Dated 1/12/26 with an interest rate of 3.15%, collateralized by USD 3,962,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $4,293,729(30)	USD	4,586	4,586,015
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 1,982,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $1,746,371(30)	USD	1,863	1,863,080
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 2,972,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,706,994(30)	USD	2,887	2,886,555
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 4,548,000 Kazakhstan Government International Bonds, 4.88%, due 10/14/44 and a market value, including accrued interest, of $4,182,910(30)	USD	4,389	4,388,820
Dated 1/12/26 with an interest rate of 3.25%, collateralized by USD 1,274,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,387,706(30)	USD	1,502	1,501,728
Dated 1/12/26 with an interest rate of 3.25%, collateralized by USD 2,035,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $1,793,070(30)	USD	1,913	1,912,900

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 1/12/26 with an interest rate of 3.25%, collateralized by USD 2,648,000 Bahrain Government International Bonds, 5.63%, due 5/18/34 and a market value, including accrued interest, of $2,507,348(30)	USD	2,665	$ 2,664,550
Citibank, N.A.:
Dated 10/30/25 with an interest rate of 3.15%, collateralized by USD 1,538,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $1,666,773(30)	USD	1,807	1,806,750
JP Morgan Chase Bank, N.A.:
Dated 1/6/26 with an interest rate of 3.00%, collateralized by USD 796,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $864,855(30)	USD	886	886,324
Nomura International PLC:
Dated 12/11/25 with an interest rate of 0.75%, collateralized by USD 2,135,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $2,188,875(30)	USD	2,361	2,360,563
Dated 12/11/25 with an interest rate of 1.65%, collateralized by EUR 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,245,509(30)	USD	2,206	2,205,758
Dated 12/11/25 with an interest rate of 3.20%, collateralized by USD 555,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $604,535(30)	USD	661	660,547
Dated 1/5/26 with an interest rate of 3.15%, collateralized by USD 5,883,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $5,569,883(30)	USD	5,881	5,880,647
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 9,200,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $7,484,840(30)	USD	7,921	7,921,200
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 13,290,000 Indonesia Government International Bonds, 5.65%, due 1/11/53 and a market value, including accrued interest, of $13,203,347(30)	USD	13,968	13,968,454
Dated 1/27/26 with an interest rate of 2.80%, collateralized by USD 9,103,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $5,394,690(30)	USD	5,778	5,777,902
Dated 1/27/26 with an interest rate of 3.20%, collateralized by USD 8,194,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $4,659,738(30)	USD	4,962	4,961,754
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 5,800,000 Indonesia Government International Bonds, 5.45%, due 9/20/52 and a market value, including accrued interest, of $5,736,126(30)	USD	6,078	$ 6,077,820
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 6,500,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $5,288,202(30)	USD	5,600	5,599,913
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 8,900,000 Indonesia Government International Bonds, 4.30%, due 3/31/52 and a market value, including accrued interest, of $7,356,396(30)	USD	7,770	7,770,368
Dated 1/28/26 with an interest rate of 3.00%, collateralized by USD 9,082,885 Zambia Government International Bonds, 0.50%, due 12/31/53 and a market value, including accrued interest, of $6,568,306(30)	USD	6,819	6,818,976
Dated 1/28/26 with an interest rate of 3.15%, collateralized by EUR 2,526,000 Republic of Cameroon International Bonds, 5.95%, due 7/7/32 and a market value, including accrued interest, of $2,734,639(30)	USD	2,868	2,868,270
Dated 1/28/26 with an interest rate of 3.20%, collateralized by USD 2,795,000 Republic of Cameroon International Bonds, 9.50%, due 7/31/31 and a market value, including accrued interest, of $2,802,240(30)	USD	3,089	3,088,824
Dated 1/29/26 with an interest rate of 3.00%, collateralized by USD 594,000 Zambia Government International Bonds, 0.50%, due 12/31/53 and a market value, including accrued interest, of $429,552(30)	USD	450	449,844
Dated 1/30/26 with an interest rate of 2.80%, collateralized by USD 1,893,115 Zambia Government International Bonds, 0.50%, due 12/31/53 and a market value, including accrued interest, of $1,369,010(30)	USD	1,426	1,426,202
Total Repurchase Agreements (identified cost $116,417,504)			$ 116,636,810

Sovereign Government Securities — 5.9%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills:
0.00%, 3/12/26	ALL	95,800	$ 1,171,926
0.00%, 1/28/27	ALL	267,980	3,177,338
			$ 4,349,264

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt — 1.4%
Egypt Treasury Bills:
0.00%, 2/17/26	EGP	53,950	$ 1,143,461
0.00%, 3/24/26	EGP	171,950	3,550,585
0.00%, 3/31/26	EGP	122,450	2,523,345
0.00%, 5/12/26	EGP	62,750	1,257,421
0.00%, 6/16/26	EGP	157,600	3,087,737
0.00%, 6/23/26	EGP	101,025	1,970,447
0.00%, 7/7/26	EGP	1,143,225	22,100,412
0.00%, 10/27/26	EGP	705,225	12,842,424
			$ 48,475,832
Kazakhstan — 0.3%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	5,137,378	$ 9,740,937
			$ 9,740,937
Nigeria — 4.1%
Nigeria OMO Bills:
0.00%, 2/3/26	NGN	4,314,691	$ 3,109,717
0.00%, 2/17/26	NGN	5,463,081	3,923,396
0.00%, 2/25/26	NGN	1,006,474	716,083
0.00%, 3/10/26	NGN	19,433,000	13,732,097
0.00%, 3/17/26	NGN	509,550	358,579
0.00%, 3/24/26	NGN	22,938,287	16,076,641
0.00%, 4/7/26	NGN	2,568,268	1,791,565
0.00%, 4/21/26	NGN	15,198,330	10,522,120
0.00%, 4/28/26	NGN	25,726,316	17,745,683
0.00%, 5/5/26	NGN	13,392,699	9,202,757
0.00%, 5/12/26	NGN	4,772,374	3,266,561
0.00%, 5/19/26	NGN	2,463,095	1,679,402
0.00%, 5/26/26	NGN	5,691,997	3,866,038
0.00%, 6/2/26	NGN	1,109,490	748,339
0.00%, 6/23/26	NGN	21,793,235	14,579,433
0.00%, 6/30/26	NGN	25,135,829	16,752,993
0.00%, 7/7/26	NGN	3,596,777	2,388,378
0.00%, 7/10/26	NGN	1,007,060	668,817
0.00%, 7/14/26	NGN	1,972,538	1,305,023
0.00%, 7/28/26	NGN	4,029,556	2,646,538
0.00%, 8/11/26	NGN	4,011,186	2,616,300
0.00%, 9/22/26	NGN	4,011,186	2,559,685
0.00%, 1/12/27	NGN	20,756,140	12,583,343
			$ 142,839,488
Total Sovereign Government Securities (identified cost $197,360,083)			$ 205,405,521

U.S. Treasury Obligations — 16.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/5/26(31)	$85,675	$ 85,649,390
0.00%, 2/12/26(31)	51,639	51,587,533
0.00%, 2/26/26(31)	100,000	99,759,110
0.00%, 3/5/26	80,000	79,752,086
0.00%, 3/19/26(31)	171,700	170,923,093
0.00%, 3/26/26(31)	94,000	93,508,263
Total U.S. Treasury Obligations (identified cost $581,169,760)		$ 581,179,475
Total Short-Term Investments (identified cost $1,581,286,904)		$1,589,561,363

Total Purchased Options and Swaptions — 0.3% (identified cost $11,450,696)	$ 9,093,046
Total Investments — 104.3% (identified cost $3,414,837,720)	$3,601,150,652
Less Unfunded Loan Commitments — (0.9)%	$ (29,777,998)
Net Investments — 103.4% (identified cost $3,385,059,722)	$3,571,372,654
Total Written Options — (0.0)%† (premiums received $1,752,271)	$ (1,294,034)
Securities Sold Short — (4.6)%
Exchange-Traded Funds — (1.5)%
Security	Shares	Value
United States — (1.5)%
iShares Broad USD High Yield Corporate Bond ETF	(802,332)	$ (30,199,776)
iShares JPMorgan USD Emerging Markets Bond ETF	(220,663)	(21,311,633)
Total Exchange-Traded Funds (proceeds $47,879,178)		$ (51,511,409)

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — (3.1)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(2,972)	$ (2,707,291)
			$ (2,707,291)
Azerbaijan — (0.2)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(5,883)	$ (5,484,089)
			$ (5,484,089)
Bahrain — (0.6)%
Bahrain Government International Bonds:
5.625%, 5/18/34(7)	USD	(2,648)	$ (2,477,144)
6.00%, 9/19/44(7)	USD	(4,017)	(3,451,067)
7.50%, 2/12/36(7)	USD	(5,500)	(5,766,857)
7.50%, 7/7/37(7)	USD	(2,638)	(2,754,817)
7.50%, 9/20/47(7)	USD	(2,135)	(2,130,607)
7.75%, 4/18/35(7)	USD	(3,374)	(3,591,043)
			$ (20,171,535)
Cameroon — (0.1)%
Republic of Cameroon Government International Bonds, 5.95%, 7/7/32(7)	EUR	(2,526)	$ (2,632,627)
			$ (2,632,627)
Indonesia — (1.1)%
Indonesia Government International Bonds:
4.20%, 10/15/50	USD	(15,700)	$ (12,578,885)
4.30%, 3/31/52	USD	(8,900)	(7,227,767)
5.45%, 9/20/52	USD	(5,800)	(5,621,100)
5.65%, 1/11/53	USD	(13,290)	(13,161,631)
			$ (38,589,383)
Kazakhstan — (0.2)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(4,548)	$ (4,117,011)
6.50%, 7/21/45(7)	USD	(3,382)	(3,677,742)
			$ (7,794,753)
Poland — (0.3)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(7,156)	$ (8,138,243)
Security	Principal Amount (000's omitted)		Value
Poland (continued)
Republic of Poland Government International Bonds: (continued)
2.75%, 5/25/32(7)	EUR	(2,000)	$ (2,324,542)
			$ (10,462,785)
Senegal — (0.3)%
Senegal Government International Bonds:
6.25%, 5/23/33(7)	USD	(9,103)	$ (5,287,224)
6.75%, 3/13/48(7)	USD	(8,194)	(4,447,718)
			$ (9,734,942)
Zambia — (0.2)%
Zambia Government International Bonds, 0.50%, 12/31/53(7)	USD	(11,570)	$ (8,361,886)
			$ (8,361,886)
Total Sovereign Government Bonds (proceeds $105,596,333)			$ (105,939,291)
Total Securities Sold Short (proceeds $153,475,511)			$ (157,450,700)

Other Assets, Less Liabilities — 1.2%	$ 41,518,125
Net Assets — 100.0%	$3,454,146,045
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Principal amount is less than $500.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2026.
(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2026.
(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $122,416,354 or 3.5% of the Portfolio's net assets.
(6)	Non-income producing security.

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $402,202,411 or 11.6% of the Portfolio's net assets.
(8)	Securities are traded on separate exchanges for the same entity.
(9)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(10)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(16)	Quantity held represents principal in USD.
(17)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(18)	Restricted security.
(19)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(20)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(21)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At January 31, 2026, the total value of unfunded loan commitments is $35,105,162.
(22)	When-issued security.
(23)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(24)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(25)	Step coupon security. Interest rate represents the rate in effect at January 31, 2026.
(26)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2026.
(27)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(28)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2026 of all interest only securities comprising the trust.
(29)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.
(30)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put COP	Barclays Bank PLC	USD	13,972,000	COP	4,000.00	2/13/26	$ 3,996
Call USD vs. Put COP	Barclays Bank PLC	USD	16,198,000	COP	4,000.00	2/17/26	7,467
Call USD vs. Put EUR	Bank of America, N.A.	EUR	96,223,000	EUR	1.13	7/23/26	333,505
Call USD vs. Put EUR	Bank of America, N.A.	EUR	86,528,000	EUR	1.10	1/22/27	426,982
Call USD vs. Put EUR	Barclays Bank PLC	EUR	70,472,000	EUR	1.10	1/25/27	349,673
Call USD vs. Put EUR	BNP Paribas	EUR	144,334,000	EUR	1.12	7/23/26	435,586
Call USD vs. Put INR	BNP Paribas	USD	26,000,000	INR	91.00	2/20/26	278,408
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	6,200,000	INR	91.00	2/25/26	69,248
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,915,000	INR	88.86	4/21/26	185,728
Call USD vs. Put INR	Standard Chartered Bank	USD	11,877,000	INR	91.00	2/23/26	129,139
Put USD vs. Call CNH	Bank of America, N.A.	USD	49,300,000	CNH	6.95	4/1/26	252,515
Put USD vs. Call CNH	Bank of America, N.A.	USD	4,245,000	CNH	6.90	4/28/26	13,919
Put USD vs. Call CNH	BNP Paribas	USD	7,300,000	CNH	6.95	4/14/26	39,588
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	56,025,000	CNH	6.95	4/1/26	286,960
Put USD vs. Call CNH	Standard Chartered Bank	USD	44,900,000	CNH	6.95	4/1/26	229,978
Put USD vs. Call INR	Citibank, N.A.	USD	7,200,000	INR	87.00	2/18/26	7
Put USD vs. Call INR	Citibank, N.A.	USD	11,298,000	INR	89.13	4/15/26	8,677
Put USD vs. Call INR	Deutsche Bank AG	USD	11,298,000	INR	89.23	4/15/26	9,445
Put USD vs. Call INR	Deutsche Bank AG	USD	11,300,000	INR	88.73	4/22/26	6,904
Put USD vs. Call INR	Goldman Sachs International	USD	9,400,000	INR	87.00	2/5/26	9
Put USD vs. Call INR	Goldman Sachs International	USD	7,500,000	INR	87.00	2/9/26	8
Put USD vs. Call INR	Goldman Sachs International	USD	3,700,000	INR	87.00	2/10/26	4
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	4,000,000	INR	87.00	2/10/26	4
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	4,915,000	INR	88.86	4/21/26	3,268
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	37,658
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	20,278
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	19,424
Put USD vs. Call INR	Nomura International PLC	USD	18,900,000	INR	87.00	2/10/26	19
Put USD vs. Call INR	Standard Chartered Bank	USD	1,010,000	INR	87.00	2/24/26	5
Total							$3,148,402
Purchased Interest Rate Swaptions (OTC) — 0.1%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 1/26/37 to pay 4.25% and receive SOFR	Bank of America, N.A.	USD	47,968,000	1/22/27	$ 687,813
Option to enter into interest rate swap expiring 1/29/37 to pay 4.50% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	60,632,000	1/27/27	919,181
Total					$1,606,994

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Put Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
ICE Brent Crude Oil Futures 06/2026	206	$14,562,140	$42.00	4/27/26	$ 32,960
ICE Brent Crude Oil Futures 06/2026	688	48,634,720	50.00	4/27/26	254,560
ICE Brent Crude Oil Futures 06/2026	445	31,457,050	60.00	4/27/26	836,600
ICE Brent Crude Oil Futures 12/2026	114	8,058,660	50.00	10/27/26	186,960
ICE Brent Crude Oil Futures 12/2026	567	40,081,230	55.00	10/27/26	1,581,930
ICE Brent Crude Oil Futures 12/2026	136	9,613,840	58.00	10/27/26	508,640
ICE Brent Crude Oil Futures 12/2026	208	14,703,520	60.00	10/27/26	936,000
Total					$4,337,650
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,897,000	BRL	7.00	7/12/27	$ (350,624)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,518,000	BRL	7.00	7/14/27	(281,789)
Call USD vs. Put INR	Citibank, N.A.	USD	7,200,000	INR	91.00	2/18/26	(75,398)
Call USD vs. Put INR	Goldman Sachs International	USD	9,400,000	INR	91.00	2/5/26	(78,650)
Call USD vs. Put INR	Goldman Sachs International	USD	7,500,000	INR	91.00	2/9/26	(67,298)
Call USD vs. Put INR	Goldman Sachs International	USD	3,700,000	INR	91.00	2/10/26	(33,848)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,000,000	INR	91.00	2/10/26	(36,592)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	4,915,000	INR	88.86	4/21/26	(185,728)
Call USD vs. Put INR	Nomura International PLC	USD	18,900,000	INR	91.00	2/10/26	(172,897)
Call USD vs. Put INR	Standard Chartered Bank	USD	1,010,000	INR	91.00	2/24/26	(11,132)
Put USD vs. Call INR	Citibank, N.A.	USD	7,200,000	INR	85.00	2/18/26	(7)
Put USD vs. Call INR	Goldman Sachs International	USD	9,400,000	INR	84.50	2/5/26	(9)
Put USD vs. Call INR	Goldman Sachs International	USD	7,500,000	INR	84.50	2/9/26	(8)
Put USD vs. Call INR	Goldman Sachs International	USD	3,700,000	INR	84.50	2/10/26	(4)
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	4,000,000	INR	84.50	2/10/26	(4)
Put USD vs. Call INR	Nomura International PLC	USD	18,900,000	INR	84.50	2/10/26	(19)
Put USD vs. Call INR	Standard Chartered Bank	USD	1,010,000	INR	84.50	2/24/26	(1)
Put USD vs. Call KRW	BNP Paribas	USD	18,200,000	KRW	1,310.00	2/5/26	(18)
Put USD vs. Call KRW	Standard Chartered Bank	USD	7,720,000	KRW	1,310.00	2/9/26	(8)
Total							$(1,294,034)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,457,255	PEN	15,000,000	2/10/26	$ 6,348
COP	42,787,000,000	USD	11,183,688	3/18/26	292,313

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	7,056,000,000	USD	1,843,260	3/18/26	$ 49,246
COP	7,810,200,000	USD	2,047,100	3/18/26	47,692
EUR	7,536,663	USD	8,901,269	3/18/26	50,424
EUR	7,420,000	USD	8,763,482	3/18/26	49,643
EUR	4,505,975	USD	5,321,837	3/18/26	30,147
EUR	2,092,590	USD	2,455,676	3/18/26	29,804
EUR	2,032,000	USD	2,384,550	3/18/26	28,964
EUR	1,628,144	USD	1,910,643	3/18/26	23,189
EUR	3,425,074	USD	4,045,226	3/18/26	22,915
EUR	2,391,000	USD	2,823,920	3/18/26	15,997
EUR	1,057,189	USD	1,240,610	3/18/26	15,069
EUR	1,700,000	USD	2,007,806	3/18/26	11,374
EUR	1,260,735	USD	1,489,006	3/18/26	8,435
EUR	560,876	USD	658,193	3/18/26	7,988
EUR	1,140,819	USD	1,347,378	3/18/26	7,633
EUR	309,417	USD	363,100	3/18/26	4,410
PEN	52,930,000	USD	15,678,318	3/18/26	16,360
PEN	24,733,000	USD	7,331,555	3/18/26	2,216
TWD	64,700,000	USD	2,066,895	3/18/26	(22,942)
TWD	92,529,483	USD	2,959,050	3/18/26	(35,930)
TWD	105,495,250	USD	3,370,994	3/18/26	(38,269)
TWD	138,376,003	USD	4,416,725	3/18/26	(45,257)
TWD	109,000,827	USD	3,489,143	3/18/26	(45,673)
TWD	128,975,424	USD	4,122,992	3/18/26	(48,500)
TWD	128,975,218	USD	4,125,095	3/18/26	(50,609)
TWD	129,053,315	USD	4,129,045	3/18/26	(52,093)
TWD	146,994,480	USD	4,696,759	3/18/26	(53,023)
USD	28,476	COP	111,441,749	3/18/26	(1,414)
USD	14,731,517	COP	57,653,200,000	3/18/26	(731,782)
USD	72,612	EUR	61,480	3/18/26	(411)
USD	181,757	EUR	153,893	3/18/26	(1,030)
USD	619,400	EUR	524,443	3/18/26	(3,509)
USD	652,087	EUR	552,119	3/18/26	(3,694)
USD	1,759,666	EUR	1,489,901	3/18/26	(9,968)
USD	2,612,899	EUR	2,212,329	3/18/26	(14,801)
USD	3,555,901	EUR	3,010,765	3/18/26	(20,143)
USD	4,019,354	EUR	3,403,168	3/18/26	(22,769)
USD	4,786,214	EUR	4,052,466	3/18/26	(27,113)
USD	5,437,000	EUR	4,603,483	3/18/26	(30,799)
USD	5,451,610	EUR	4,615,853	3/18/26	(30,882)
USD	9,460,309	EUR	8,010,000	3/18/26	(53,591)
USD	12,700,397	EUR	10,753,368	3/18/26	(71,945)
USD	12,999,556	EUR	11,006,664	3/18/26	(73,640)
USD	13,800,090	EUR	11,684,473	3/18/26	(78,175)

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	13,837,060	EUR	11,715,775	3/18/26	$ (78,384)
USD	15,113,007	EUR	12,796,114	3/18/26	(85,612)
USD	16,404,955	EUR	13,890,000	3/18/26	(92,931)
USD	19,157,848	EUR	16,220,861	3/18/26	(108,525)
USD	30,554,975	EUR	25,870,757	3/18/26	(173,087)
USD	31,004,493	EUR	26,251,361	3/18/26	(175,634)
USD	35,866,183	EUR	30,367,732	3/18/26	(203,174)
USD	71,809,713	EUR	60,800,952	3/18/26	(406,787)
USD	5,677,732	INR	514,000,000	3/18/26	91,300
USD	1,604,053	INR	145,347,430	3/18/26	24,338
USD	2,016,343	INR	183,360,000	3/18/26	23,487
USD	1,732,526	INR	157,400,000	3/18/26	21,817
USD	1,584,361	INR	144,000,000	3/18/26	19,290
USD	1,807,191	INR	164,689,498	3/18/26	17,256
USD	1,276,737	INR	116,000,000	3/18/26	15,986
USD	1,276,600	INR	116,000,000	3/18/26	15,848
USD	1,156,611	INR	105,240,000	3/18/26	12,805
USD	957,562	INR	87,000,000	3/18/26	11,999
USD	954,148	INR	86,700,000	3/18/26	11,845
USD	956,451	INR	87,000,000	3/18/26	10,887
USD	911,128	INR	83,013,362	3/18/26	8,894
USD	638,516	INR	58,000,000	3/18/26	8,141
USD	637,421	INR	58,000,000	3/18/26	7,046
USD	226,810	INR	20,532,875	3/18/26	3,647
USD	44,642	INR	4,066,213	3/18/26	448
USD	3,785,998	INR	348,400,000	3/18/26	(603)
USD	1,953,625	KRW	2,819,765,000	3/18/26	7,048
USD	61,802	KRW	88,262,000	3/18/26	872
USD	86,449	KRW	124,718,000	3/18/26	352
USD	22,695	KRW	32,730,865	3/18/26	100
USD	9,941	KRW	14,327,475	3/18/26	50
USD	10,077	KRW	14,526,830	3/18/26	48
USD	11,559	KRW	16,738,800	3/18/26	3
USD	14,876	KRW	21,557,045	3/18/26	(6)
USD	7,488	KRW	10,900,000	3/18/26	(36)
USD	5,295	KRW	7,788,410	3/18/26	(82)
USD	7,520	KRW	11,019,800	3/18/26	(87)
USD	5,865	KRW	8,667,905	3/18/26	(119)
USD	13,463	KRW	19,851,580	3/18/26	(241)
USD	16,643	KRW	24,519,015	3/18/26	(283)
USD	55,949	KRW	82,476,100	3/18/26	(987)
USD	123,842	KRW	181,109,110	3/18/26	(1,184)
USD	81,510	KRW	119,818,610	3/18/26	(1,204)
USD	98,312	KRW	144,239,875	3/18/26	(1,262)

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	156,857	KRW	229,234,350	3/18/26	$ (1,391)
USD	85,250	KRW	125,537,185	3/18/26	(1,413)
USD	100,008	KRW	146,921,280	3/18/26	(1,417)
USD	136,928	KRW	200,509,315	3/18/26	(1,490)
USD	193,858	KRW	284,233,265	3/18/26	(2,357)
USD	170,010	KRW	250,000,000	3/18/26	(2,573)
USD	351,874	KRW	514,601,800	3/18/26	(3,373)
USD	514,213	KRW	753,558,955	3/18/26	(5,993)
USD	2,562,846	KRW	3,744,446,350	3/18/26	(22,069)
USD	13,307,804	KRW	19,462,397,022	3/18/26	(127,732)
USD	11,286,682	PEN	38,000,000	3/18/26	19,012
USD	5,940,888	PEN	20,000,000	3/18/26	10,536
USD	13,344,483	PEN	45,000,000	3/18/26	1,191
USD	8,174,881	PEN	27,618,018	3/18/26	(14,348)
USD	16,510,150	PHP	970,000,000	3/18/26	70,800
USD	6,884,924	PHP	404,501,232	3/18/26	29,524
USD	28,372,431	IDR	473,150,000,000	3/25/26	198,333
USD	17,129,811	IDR	285,639,600,000	3/25/26	121,171
USD	1,881,528	IDR	31,525,000,000	3/25/26	4,346
USD	1,962,654	IDR	33,003,000,000	3/25/26	(2,537)
USD	3,721,943	IDR	62,924,287,100	3/25/26	(24,934)
USD	3,633,695	IDR	61,467,580,000	3/25/26	(26,442)
USD	3,811,902	IDR	64,497,383,900	3/25/26	(28,647)
USD	6,607,747	IDR	111,690,749,000	3/25/26	(42,969)
PHP	11,302,903	USD	193,017	5/7/26	(1,811)
PHP	112,697,097	USD	1,939,709	5/7/26	(33,261)
USD	1,339,525	PHP	75,000,000	5/7/26	70,783
USD	535,762	PHP	30,000,000	5/7/26	28,265
USD	339,571	PHP	19,000,000	5/7/26	18,156
PHP	68,406,815	USD	1,171,570	5/12/26	(14,579)
PHP	119,239,000	USD	2,036,011	5/12/26	(19,276)
PHP	106,754,500	USD	1,825,487	5/12/26	(19,907)
PHP	50,564,500	USD	878,039	5/12/26	(22,822)
PHP	129,200,000	USD	2,208,358	5/12/26	(23,148)
PHP	103,868,066	USD	1,798,426	5/12/26	(41,665)
PHP	103,885,200	USD	1,803,876	5/12/26	(46,825)
PHP	262,740,000	USD	4,492,050	5/12/26	(48,226)
PHP	104,549,700	USD	1,819,917	5/12/26	(51,628)
PHP	143,090,000	USD	2,492,206	5/12/26	(72,069)
PHP	139,748,462	USD	2,436,340	5/12/26	(72,720)
PHP	368,000,000	USD	6,306,770	5/12/26	(82,643)
PHP	175,721,200	USD	3,062,946	5/12/26	(90,905)
PHP	168,920,000	USD	2,954,180	5/12/26	(97,170)
PHP	339,018,400	USD	5,896,998	5/12/26	(163,048)

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	4,632,929	PHP	260,000,000	5/12/26	$ 235,448
USD	3,551,515	PHP	200,000,000	5/12/26	168,837
USD	3,379,580	PHP	190,000,000	5/12/26	166,036
USD	3,546,414	PHP	200,000,000	5/12/26	163,736
USD	3,544,717	PHP	200,000,000	5/12/26	162,039
USD	3,028,683	PHP	170,000,000	5/12/26	153,407
USD	3,027,605	PHP	170,000,000	5/12/26	152,329
USD	3,003,019	PHP	169,100,000	5/12/26	142,965
USD	2,350,033	PHP	131,200,000	5/12/26	130,997
USD	1,996,791	PHP	112,000,000	5/12/26	102,491
USD	1,790,671	PHP	100,000,000	5/12/26	99,332
USD	1,781,578	PHP	100,000,000	5/12/26	90,240
USD	1,773,710	PHP	100,000,000	5/12/26	82,371
USD	1,773,458	PHP	100,000,000	5/12/26	82,120
USD	1,496,577	PHP	84,000,000	5/12/26	75,852
USD	1,073,146	PHP	59,800,000	5/12/26	61,726
USD	1,203,556	PHP	67,700,000	5/12/26	58,519
TWD	54,768,200	USD	1,730,980	7/8/26	2,512
TWD	43,527,400	USD	1,376,273	7/8/26	1,431
TWD	54,378,800	USD	1,719,923	7/8/26	1,244
TWD	80,786,500	USD	2,556,211	7/8/26	798
TWD	67,880,100	USD	2,148,444	7/8/26	58
TWD	62,146,300	USD	1,967,278	7/8/26	(258)
TWD	53,833,700	USD	1,704,191	7/8/26	(277)
TWD	69,346,100	USD	2,195,539	7/8/26	(635)
TWD	48,200,000	USD	1,527,734	7/8/26	(2,134)
TWD	44,132,900	USD	1,399,135	7/8/26	(2,265)
					$(374,868)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	3,639,672	USD	185,698	Standard Chartered Bank	2/2/26	$ —	$ (708)
PLN	257,289,811	EUR	61,149,773	Barclays Bank PLC	2/3/26	—	(69,049)
UGX	5,776,615,000	USD	1,619,170	Citibank, N.A.	2/3/26	3,475	—
USD	1,636,435	UGX	5,776,615,000	Citibank, N.A.	2/3/26	13,790	—
USD	1,619,170	UGX	5,776,615,000	Citibank, N.A.	2/3/26	—	(3,475)
EUR	13,071,621	ISK	1,896,692,187	Bank of America, N.A.	2/4/26	—	(7,508)
EUR	11,188,487	ISK	1,675,475,861	Bank of America, N.A.	2/4/26	—	(431,667)
ISK	1,896,692,187	EUR	12,665,724	Bank of America, N.A.	2/4/26	488,660	—
ISK	1,675,475,861	EUR	11,547,042	Bank of America, N.A.	2/4/26	6,633	—

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	120,033,655	ZAR	2,054,527,156	Deutsche Bank AG	2/5/26	$ —	$ (7,132,391)
EUR	587,551	USD	684,395	BNP Paribas	2/6/26	12,156	—
EUR	143,857	USD	167,082	Goldman Sachs International	2/6/26	3,463	—
EUR	3,323,125	USD	3,919,442	UBS AG	2/6/26	20,175	—
PLN	273,573,811	EUR	64,648,434	Barclays Bank PLC	2/6/26	355,122	—
USD	19,855,061	EUR	16,720,657	Goldman Sachs International	2/6/26	32,458	—
USD	5,596,911	EUR	4,713,835	Goldman Sachs International	2/6/26	8,585	—
USD	38,648,115	EUR	32,880,316	Goldman Sachs International	2/6/26	—	(332,019)
USD	1,856,448	EUR	1,556,858	Standard Chartered Bank	2/6/26	10,768	—
USD	1,718,231	EUR	1,445,067	Standard Chartered Bank	2/6/26	5,081	—
USD	1,594,938	EUR	1,368,029	Standard Chartered Bank	2/6/26	—	(26,882)
USD	1,961,307	EUR	1,683,503	Standard Chartered Bank	2/6/26	—	(34,512)
USD	8,284,892	EUR	6,970,900	UBS AG	2/6/26	20,779	—
USD	478,983	EUR	411,054	UBS AG	2/6/26	—	(8,328)
USD	863,947	VND	22,517,044,700	Citibank, N.A.	2/9/26	—	(3,748)
VND	22,517,044,700	USD	850,502	Goldman Sachs International	2/9/26	17,193	—
EUR	61,118,325	PLN	257,289,811	Barclays Bank PLC	2/10/26	57,931	—
HUF	1,745,653,974	EUR	4,555,672	JPMorgan Chase Bank, N.A.	2/10/26	19,999	—
PLN	257,289,811	EUR	61,118,325	Barclays Bank PLC	2/10/26	—	(57,931)
PLN	257,289,811	EUR	61,118,325	Barclays Bank PLC	2/10/26	—	(57,931)
UGX	6,878,605,000	USD	1,859,585	Citibank, N.A.	2/10/26	69,770	—
USD	1,717,925	UGX	6,115,812,000	Citibank, N.A.	2/10/26	2,523	—
TRY	171,935,720	USD	3,890,508	Standard Chartered Bank	2/12/26	35,289	—
TRY	129,530,138	USD	2,935,684	Standard Chartered Bank	2/12/26	21,869	—
TRY	85,655,715	USD	1,943,821	Standard Chartered Bank	2/12/26	11,950	—
TRY	8,562,089	USD	194,131	Standard Chartered Bank	2/12/26	1,366	—
USD	6,678,646	RUB	548,200,000	ICBC Standard Bank plc	2/12/26	—	(509,734)
ISK	460,227,000	EUR	3,123,147	Bank of America, N.A.	2/13/26	54,803	—
TRY	256,208,321	USD	5,784,888	Standard Chartered Bank	2/17/26	42,681	—
USD	295,575	GHS	4,238,543	ICBC Standard Bank plc	2/17/26	—	(89,035)
USD	149,942	GHS	1,755,821	ICBC Standard Bank plc	2/19/26	—	(9,165)
TRY	1,144,372,438	USD	25,852,118	Barclays Bank PLC	2/20/26	117,416	—
USD	117,055	GHS	1,340,277	ICBC Standard Bank plc	2/20/26	—	(4,314)
USD	9,469,971	TRY	419,198,666	Barclays Bank PLC	2/20/26	—	(43,011)
KZT	2,858,956,134	USD	5,591,543	Deutsche Bank AG	2/23/26	47,646	—
USD	10,183,541	KWD	3,113,948	Standard Chartered Bank	2/24/26	36,311	—
USD	10,086,564	KWD	3,084,496	Standard Chartered Bank	2/24/26	35,308	—
USD	15,129,845	KWD	4,633,552	Standard Chartered Bank	2/24/26	30,776	—
NGN	238,404,000	USD	150,603	Citibank, N.A.	2/26/26	19,221	—
USD	137,171	NGN	238,404,000	Citibank, N.A.	2/26/26	—	(32,652)
VND	15,830,396,800	USD	595,352	Citibank, N.A.	2/26/26	13,307	—
KZT	4,152,840,934	USD	8,163,699	Deutsche Bank AG	2/27/26	18,433	—
NGN	274,343,000	USD	144,772	Citibank, N.A.	2/27/26	50,550	—
USD	5,807,544	KZT	2,953,716,865	Deutsche Bank AG	2/27/26	—	(12,014)

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	739,075	NGN	1,280,817,000	Citibank, N.A.	2/27/26	$ —	$ (172,820)
USD	1,487,625	UYU	56,500,000	Citibank, N.A.	2/27/26	33,821	—
KZT	772,489,059	USD	1,488,849	Goldman Sachs International	3/9/26	28,527	—
EGP	331,110,746	USD	6,724,426	Goldman Sachs International	3/11/26	164,663	—
VND	11,211,744,750	USD	421,304	Goldman Sachs International	3/12/26	9,136	—
AUD	23,700,000	USD	15,650,887	Bank of America, N.A.	3/18/26	850,889	—
EUR	92,683	ISK	13,924,754	Bank of America, N.A.	3/18/26	—	(3,274)
EUR	59,881,275	PLN	254,087,329	BNP Paribas	3/18/26	—	(382,666)
EUR	5,627,063	RON	28,811,103	Barclays Bank PLC	3/18/26	—	(6,323)
HUF	100,296,315	EUR	260,668	Goldman Sachs International	3/18/26	1,154	—
HUF	2,757,630,000	EUR	7,205,444	HSBC Bank USA, N.A.	3/18/26	—	(13,905)
HUF	100,296,315	EUR	260,714	UBS AG	3/18/26	1,100	—
ISK	3,389,562,279	EUR	22,560,984	Bank of America, N.A.	3/18/26	797,017	—
ISK	863,839,690	EUR	5,850,591	JPMorgan Chase Bank, N.A.	3/18/26	83,327	—
MXN	52,000,000	USD	2,830,908	Barclays Bank PLC	3/18/26	133,056	—
MXN	53,513,000	USD	2,948,215	Goldman Sachs International	3/18/26	101,988	—
MXN	300,000,000	USD	16,524,434	Standard Chartered Bank	3/18/26	575,358	—
MXN	127,487,000	USD	7,022,743	Standard Chartered Bank	3/18/26	243,927	—
MXN	3,900,000	USD	211,360	UBS AG	3/18/26	10,937	—
MYR	9,102,400	USD	2,215,019	Barclays Bank PLC	3/18/26	97,307	—
MYR	8,343,192	USD	2,036,365	Barclays Bank PLC	3/18/26	83,096	—
MYR	2,549,768	USD	623,141	Barclays Bank PLC	3/18/26	24,589	—
MYR	1,844,063	USD	450,948	Barclays Bank PLC	3/18/26	17,508	—
MYR	15,582,280	USD	3,799,166	Credit Agricole Corporate and Investment Bank	3/18/26	159,275	—
MYR	15,600,970	USD	3,804,372	Credit Agricole Corporate and Investment Bank	3/18/26	158,817	—
MYR	15,563,199	USD	3,803,137	Credit Agricole Corporate and Investment Bank	3/18/26	150,456	—
MYR	9,337,928	USD	2,276,822	Credit Agricole Corporate and Investment Bank	3/18/26	95,337	—
MYR	8,916,550	USD	2,165,788	Goldman Sachs International	3/18/26	99,326	—
MYR	7,983,408	USD	1,945,370	Goldman Sachs International	3/18/26	82,694	—
MYR	8,097,774	USD	1,975,549	Goldman Sachs International	3/18/26	81,568	—
MYR	5,650,699	USD	1,374,866	Goldman Sachs International	3/18/26	60,608	—
MYR	7,990,000	USD	1,979,389	Goldman Sachs International	3/18/26	50,349	—
MYR	7,800,449	USD	1,903,013	State Street Bank and Trust Company	3/18/26	78,573	—
MYR	5,460,320	USD	1,332,761	State Street Bank and Trust Company	3/18/26	54,351	—
NZD	11,572,600	USD	6,774,279	BNP Paribas	3/18/26	204,688	—
NZD	27,100,000	USD	15,711,089	JPMorgan Chase Bank, N.A.	3/18/26	631,827	—
NZD	13,837,400	USD	8,116,673	JPMorgan Chase Bank, N.A.	3/18/26	228,105	—
SEK	18,420,000	EUR	1,736,768	Citibank, N.A.	3/18/26	9,566	—
SEK	287,280,000	EUR	26,215,231	Goldman Sachs International	3/18/26	1,184,397	—
SEK	143,770,000	USD	15,308,889	HSBC Bank USA, N.A.	3/18/26	866,542	—
SEK	143,770,000	USD	15,361,632	HSBC Bank USA, N.A.	3/18/26	813,799	—

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
SEK	18,410,000	USD	2,062,254	Standard Chartered Bank	3/18/26	$ 9,039	$ —
TRY	424,707,000	USD	9,381,053	Standard Chartered Bank	3/18/26	69,475	—
TRY	103,468,859	USD	2,285,436	Standard Chartered Bank	3/18/26	16,940	—
TRY	141,669,505	USD	3,148,411	Standard Chartered Bank	3/18/26	4,001	—
TRY	101,155,005	USD	2,248,182	Standard Chartered Bank	3/18/26	2,707	—
TRY	42,506,115	USD	943,560	Standard Chartered Bank	3/18/26	2,280	—
TRY	60,715,502	USD	1,349,394	Standard Chartered Bank	3/18/26	1,640	—
USD	9,309,376	AUD	13,700,000	BNP Paribas	3/18/26	—	(229,626)
USD	6,757,794	AUD	10,000,000	HSBC Bank USA, N.A.	3/18/26	—	(204,981)
USD	17,915,799	BHD	6,766,439	Standard Chartered Bank	3/18/26	—	(17,860)
USD	1,632,684	GBP	1,210,000	Barclays Bank PLC	3/18/26	—	(22,930)
USD	30,497,154	GBP	23,070,000	HSBC Bank USA, N.A.	3/18/26	—	(1,068,975)
USD	1,091,268	GBP	815,069	State Street Bank and Trust Company	3/18/26	—	(23,972)
USD	552,899	JPY	85,240,000	Standard Chartered Bank	3/18/26	78	—
USD	1,249,396	JPY	192,167,417	UBS AG	3/18/26	3,102	—
USD	8,217,832	MXN	150,968,157	BNP Paribas	3/18/26	—	(387,248)
USD	10,030,960	MXN	185,000,000	Deutsche Bank AG	3/18/26	—	(513,912)
USD	14,314,452	MXN	264,000,000	Deutsche Bank AG	3/18/26	—	(733,366)
USD	16,041,707	MXN	296,000,000	UBS AG	3/18/26	—	(830,088)
USD	22,816,076	MXN	421,000,000	UBS AG	3/18/26	—	(1,180,632)
USD	937,031	NZD	1,628,950	Bank of America, N.A.	3/18/26	—	(45,323)
USD	4,724,434	NZD	8,213,030	Bank of America, N.A.	3/18/26	—	(228,513)
USD	10,121,359	NZD	17,595,130	Bank of America, N.A.	3/18/26	—	(489,554)
USD	2,390,908	NZD	4,158,826	JPMorgan Chase Bank, N.A.	3/18/26	—	(117,112)
USD	12,054,744	NZD	20,968,430	JPMorgan Chase Bank, N.A.	3/18/26	—	(590,470)
USD	25,825,418	NZD	44,921,606	JPMorgan Chase Bank, N.A.	3/18/26	—	(1,264,990)
USD	2,257,878	NZD	3,925,940	Standard Chartered Bank	3/18/26	—	(109,698)
USD	11,384,008	NZD	19,794,220	Standard Chartered Bank	3/18/26	—	(553,087)
USD	24,388,468	NZD	42,406,040	Standard Chartered Bank	3/18/26	—	(1,184,903)
USD	3,389,253	SAR	12,750,000	Goldman Sachs International	3/18/26	—	(6,565)
USD	3,389,175	SAR	12,750,000	HSBC Bank USA, N.A.	3/18/26	—	(6,642)
USD	2,129,379	ZAR	35,970,000	Barclays Bank PLC	3/18/26	—	(90,306)
USD	3,080,114	ZAR	53,060,000	Goldman Sachs International	3/18/26	—	(194,184)
VND	22,710,156,370	USD	850,568	Citibank, N.A.	3/18/26	20,852	—
ZAR	83,010,000	USD	5,179,543	Goldman Sachs International	3/18/26	—	(57,050)
ZAR	110,680,000	USD	6,953,178	Goldman Sachs International	3/18/26	—	(123,188)
ZAR	83,010,000	USD	5,178,300	Standard Chartered Bank	3/18/26	—	(55,807)
TRY	177,847,351	USD	3,472,185	Standard Chartered Bank	3/23/26	470,531	—
USD	3,354,001	TRY	177,847,351	Standard Chartered Bank	3/23/26	—	(588,714)
UZS	11,412,500,000	USD	711,059	Standard Chartered Bank	3/25/26	217,334	—
TRY	214,771,711	USD	4,029,520	Standard Chartered Bank	3/26/26	721,171	—
USD	751,073	TRY	40,257,809	Standard Chartered Bank	3/26/26	—	(139,419)
USD	3,223,565	TRY	174,513,902	Standard Chartered Bank	3/26/26	—	(636,635)
USD	232,467	GHS	2,650,120	ICBC Standard Bank plc	3/30/26	—	(2,930)

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	35,078,290	BRL	195,800,000	Citibank, N.A.	4/1/26	$ —	$ (1,640,929)
USD	33,709,280	BRL	187,400,000	Goldman Sachs International	4/1/26	—	(1,434,651)
VND	59,917,770,000	USD	2,255,516	Citibank, N.A.	4/13/26	38,468	—
VND	15,779,945,275	USD	595,133	Standard Chartered Bank	4/13/26	9,011	—
EUR	405,351	ISK	60,478,374	Citibank, N.A.	4/15/26	—	(8,920)
EUR	1,661,856	ISK	248,148,324	JPMorgan Chase Bank, N.A.	4/15/26	—	(38,187)
ISK	347,475,080	EUR	2,331,265	JPMorgan Chase Bank, N.A.	4/15/26	48,459	—
ISK	109,524,920	EUR	733,491	JPMorgan Chase Bank, N.A.	4/15/26	16,855	—
KZT	2,953,494,000	USD	5,142,324	Deutsche Bank AG	4/16/26	588,172	—
USD	1,859,585	UGX	6,629,420,000	Standard Chartered Bank	4/16/26	22,165	—
USD	929,792	UGX	3,319,359,000	Standard Chartered Bank	4/16/26	9,794	—
KZT	3,532,159,000	USD	6,170,788	Deutsche Bank AG	4/17/26	680,169	—
KZT	2,949,123,000	USD	5,142,324	Deutsche Bank AG	4/17/26	577,779	—
KZT	2,947,066,000	USD	5,142,324	Deutsche Bank AG	4/17/26	573,790	—
UGX	7,302,389,251	USD	1,972,286	Standard Chartered Bank	4/17/26	50,862	—
USD	1,859,585	UGX	6,648,016,000	Standard Chartered Bank	4/17/26	17,733	—
USD	1,394,689	UGX	4,992,985,645	Standard Chartered Bank	4/17/26	11,368	—
ISK	1,109,775,452	EUR	7,500,003	JPMorgan Chase Bank, N.A.	4/20/26	83,869	—
KZT	1,181,108,000	USD	2,254,935	Deutsche Bank AG	4/20/26	33,642	—
USD	918,804	UGX	3,234,191,000	Citibank, N.A.	4/21/26	24,164	—
USD	929,792	UGX	3,347,252,964	Standard Chartered Bank	4/22/26	4,239	—
VND	16,295,809,405	USD	613,085	JPMorgan Chase Bank, N.A.	4/22/26	10,354	—
VND	15,803,132,700	USD	595,446	JPMorgan Chase Bank, N.A.	4/22/26	9,145	—
KZT	1,461,865,000	USD	2,551,248	Deutsche Bank AG	4/23/26	278,505	—
KZT	2,921,179,000	USD	5,102,496	Deutsche Bank AG	4/24/26	550,187	—
USD	15,426,925	UYU	589,000,000	Goldman Sachs International	4/27/26	332,818	—
EUR	11,427,335	ISK	1,675,475,860	Bank of America, N.A.	4/30/26	16,375	—
ISK	1,896,692,187	EUR	12,936,108	Bank of America, N.A.	4/30/26	—	(18,537)
KZT	562,081,183	USD	1,006,412	ICBC Standard Bank plc	5/4/26	77,640	—
USD	1,576,157	UGX	5,776,615,000	Citibank, N.A.	5/4/26	—	(13,683)
USD	1,394,689	UGX	5,027,853,000	Standard Chartered Bank	5/4/26	10,923	—
USD	929,793	UGX	3,347,253,000	Standard Chartered Bank	5/4/26	8,561	—
VND	22,517,044,700	USD	857,858	Citibank, N.A.	5/8/26	2,479	—
EUR	1,356,959	RON	7,457,167	Barclays Bank PLC	5/12/26	—	(111,237)
RON	7,457,167	EUR	1,394,906	JPMorgan Chase Bank, N.A.	5/12/26	66,050	—
USD	464,896	UGX	1,729,414,000	Citibank, N.A.	5/13/26	—	(10,125)
KZT	3,303,760,727	USD	6,181,030	Deutsche Bank AG	6/8/26	122,931	—
KZT	1,643,450,000	USD	3,020,215	Deutsche Bank AG	6/22/26	102,388	—
EGP	350,043,323	USD	6,980,275	Bank of America, N.A.	6/24/26	24,132	—
EGP	40,346,016	USD	795,466	Bank of America, N.A.	6/29/26	10,401	—
KZT	689,886,739	USD	1,297,267	ICBC Standard Bank plc	6/30/26	10,371	—
ZMW	6,207,546	USD	271,430	Standard Chartered Bank	6/30/26	40,084	—
USD	30,050,657	BRL	175,000,000	JPMorgan Chase Bank, N.A.	7/2/26	—	(2,084,618)
KZT	1,774,859,000	USD	3,308,835	Societe Generale	7/21/26	34,099	—

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	1,417,856,000	USD	2,647,333	Deutsche Bank AG	7/22/26	$ 22,387	$ —
KZT	1,643,450,000	USD	3,076,757	ICBC Standard Bank plc	7/23/26	16,811	—
USD	929,792	UGX	3,416,987,000	Standard Chartered Bank	7/24/26	5,969	—
EUR	9,240,000	USD	10,949,400	Bank of America, N.A.	7/27/26	90,468	—
EUR	11,630,000	USD	13,746,660	BNP Paribas	7/27/26	148,759	—
KZT	2,080,000,000	USD	3,909,672	Deutsche Bank AG	7/27/26	951	—
USD	978,064	UGX	3,560,152,000	ICBC Standard Bank plc	7/27/26	16,163	—
TRY	445,025,947	USD	9,021,661	Standard Chartered Bank	7/28/26	—	(28,533)
USD	929,792	UGX	3,407,689,000	Standard Chartered Bank	7/28/26	9,285	—
KZT	2,642,783,061	USD	4,957,796	Deutsche Bank AG	7/29/26	7,943	—
KZT	5,042,669,000	USD	9,510,585	ICBC Standard Bank plc	8/3/26	—	(49,667)
KZT	1,489,308,000	USD	2,588,390	Deutsche Bank AG	8/7/26	202,460	—
KZT	1,489,572,000	USD	2,587,482	Deutsche Bank AG	8/10/26	201,356	—
EUR	22,163,377	PLN	96,665,570	Barclays Bank PLC	9/2/26	—	(688,266)
EUR	22,725,719	PLN	99,361,390	Barclays Bank PLC	9/4/26	—	(771,959)
EUR	45,446,906	PLN	197,921,277	Barclays Bank PLC	9/8/26	—	(1,314,890)
EUR	33,348,061	PLN	145,197,458	Barclays Bank PLC	9/9/26	—	(953,830)
MNT	1,760,852,600	USD	459,753	JPMorgan Chase Bank, N.A.	9/28/26	18,491	—
MNT	1,814,276,000	USD	472,837	JPMorgan Chase Bank, N.A.	10/5/26	19,843	—
UZS	6,387,596,000	USD	396,745	Deutsche Bank AG	10/5/26	106,755	—
UZS	3,518,712,735	USD	218,554	Deutsche Bank AG	10/7/26	58,723	—
KZT	3,140,674,000	USD	5,142,323	Deutsche Bank AG	10/15/26	623,851	—
USD	929,792	UGX	3,430,934,000	Standard Chartered Bank	10/20/26	22,338	—
USD	929,792	UGX	3,458,828,000	Standard Chartered Bank	10/21/26	15,190	—
KZT	3,109,972,000	USD	5,102,497	Deutsche Bank AG	10/23/26	593,931	—
USD	929,792	UGX	3,454,179,000	Standard Chartered Bank	10/23/26	16,877	—
KZT	4,754,781,000	USD	7,857,843	Deutsche Bank AG	10/27/26	841,135	—
USD	5,308,408	OMR	2,044,528	Standard Chartered Bank	10/29/26	283	—
USD	4,824,081	OMR	1,857,990	Standard Chartered Bank	10/29/26	258	—
USD	4,422,074	OMR	1,703,157	Standard Chartered Bank	10/29/26	236	—
USD	4,020,067	OMR	1,548,325	Standard Chartered Bank	10/29/26	215	—
KZT	1,504,882,000	USD	2,754,933	Bank of America, N.A.	11/2/26	—	(6,541)
KZT	1,529,284,407	USD	2,587,482	Deutsche Bank AG	11/3/26	204,661	—
USD	1,859,585	UGX	6,926,954,000	Standard Chartered Bank	11/3/26	33,877	—
USD	464,896	UGX	1,731,738,000	Standard Chartered Bank	11/6/26	8,882	—
ZMW	10,952,000	USD	451,257	Societe Generale	11/6/26	85,145	—
USD	929,793	UGX	3,472,775,000	Standard Chartered Bank	11/10/26	16,416	—
USD	929,793	UGX	3,474,635,000	Standard Chartered Bank	11/10/26	15,927	—
USD	929,793	UGX	3,491,371,000	Standard Chartered Bank	11/12/26	12,077	—
USD	464,896	UGX	1,771,255,000	Standard Chartered Bank	11/13/26	—	(542)
USD	929,792	UGX	3,626,190,000	Bank of America, N.A.	11/16/26	—	(22,215)
TRY	566,724,126	USD	10,254,748	Standard Chartered Bank	11/19/26	319,180	—
USD	2,005,468	UAH	94,257,000	Deutsche Bank AG	12/7/26	—	(25,382)
USD	989,604	UAH	47,501,000	Citibank, N.A.	12/9/26	—	(33,294)

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	632,592	JPY	91,126,520	Standard Chartered Bank	1/7/27	$ 28,788	$ —
NGN	1,625,307,000	USD	1,012,652	Standard Chartered Bank	1/21/27	38,070	—
USD	2,238,483	EUR	1,842,630	State Street Bank and Trust Company	1/25/27	21,475	—
EUR	8,080,000	USD	9,636,208	Bank of America, N.A.	1/26/27	85,814	—
EUR	6,540,000	USD	7,800,258	Barclays Bank PLC	1/27/27	69,097	—
USD	4,993,351	KWD	1,508,004	Standard Chartered Bank	3/3/27	47,334	—
UZS	2,119,371,000	USD	118,170	Deutsche Bank AG	10/25/27	39,229	—
UZS	2,223,163,000	USD	124,352	Deutsche Bank AG	11/8/27	40,394	—
						$20,097,341	$(30,399,748)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	72	Long	4/28/26	$ 34,164,720	$(2,674,605)
Equity Futures
OMX Stockholm 30 Index	1,011	Long	2/20/26	34,356,408	660,516
Euro Stoxx Bank	(1,271)	Short	3/20/26	(20,749,363)	(1,351,402)
STOXX Europe 600 Index	(1,442)	Short	3/20/26	(52,192,683)	(1,289,265)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	366	Long	3/20/26	42,982,125	(858,000)
Euro-Bobl	(191)	Short	3/6/26	(26,400,710)	(2,264)
Euro-Bund	(516)	Short	3/6/26	(78,393,946)	196,247
Euro-Buxl	(16)	Short	3/6/26	(2,083,939)	36,035
Japan 10-Year Bond	(1)	Short	3/13/26	(850,414)	12,471
U.S. 2-Year Treasury Note	(17)	Short	3/31/26	(3,544,367)	7,003
U.S. 5-Year Treasury Note	(884)	Short	3/31/26	(96,293,844)	438,388
U.S. 10-Year Treasury Note	(659)	Short	3/20/26	(73,694,734)	501,237
U.S. Long Treasury Bond	(29)	Short	3/20/26	(3,338,625)	33,669
U.S. Ultra 10-Year Treasury Note	(4)	Short	3/20/26	(456,625)	(312)
					$(4,290,282)

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	127,470	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.97% (pays upon termination)	1/2/31	$ 33,677	$ —	$ 33,677
BRL	135,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.03% (pays upon termination)	1/2/31	99,281	—	99,281
CNY	164,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	(56,540)	—	(56,540)
CNY	140,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(43,806)	—	(43,806)
CNY	65,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(19,787)	—	(19,787)
CNY	197,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(57,568)	—	(57,568)
CNY	110,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	(31,008)	—	(31,008)
CNY	45,014	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	(10,811)	—	(10,811)
CNY	123,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	(19,136)	—	(19,136)
CNY	122,116	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	(16,766)	—	(16,766)
CNY	149,413	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	(14,573)	—	(14,573)
CNY	74,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	(7,203)	—	(7,203)
CNY	59,757	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	(5,336)	—	(5,336)
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(29,679)	21	(29,658)
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	106,985	—	106,985
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	43,122	—	43,122
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	50,662	—	50,662
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	19,331	—	19,331
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	41,997	—	41,997
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	35,339	—	35,339

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	6,111,144	Pays	6-month HUF BUBOR (pays semi-annually)	6.33% (pays annually)	12/17/30	$ 258,923	$ —	$ 258,923
HUF	3,055,572	Pays	6-month HUF BUBOR (pays semi-annually)	6.33% (pays annually)	12/17/30	132,088	—	132,088
HUF	2,585,484	Pays	6-month HUF BUBOR (pays semi-annually)	6.36% (pays annually)	12/17/30	122,023	—	122,023
HUF	2,340,146	Pays	6-month HUF BUBOR (pays semi-annually)	6.68% (pays annually)	12/17/35	167,594	—	167,594
HUF	594,547	Pays	6-month HUF BUBOR (pays semi-annually)	6.70% (pays annually)	12/17/35	44,625	—	44,625
HUF	594,547	Pays	6-month HUF BUBOR (pays semi-annually)	6.70% (pays annually)	12/17/35	45,853	—	45,853
HUF	1,654,747	Pays	6-month HUF BUBOR (pays semi-annually)	6.73% (pays annually)	12/17/35	135,589	—	135,589
HUF	1,700,713	Pays	6-month HUF BUBOR (pays semi-annually)	6.73% (pays annually)	12/17/35	141,306	—	141,306
KRW	30,205,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(208,581)	2,033	(206,548)
KRW	48,862,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(331,998)	(192)	(332,190)
KRW	32,187,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(279,034)	—	(279,034)
KRW	22,802,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(195,340)	—	(195,340)
KRW	15,101,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	12/17/27	(55,272)	—	(55,272)
MXN	558,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	152,208	16	152,224
MXN	504,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	152,428	—	152,428
MXN	884,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(73,745)	—	(73,745)
MXN	567,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(45,834)	—	(45,834)
MXN	641,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	191,476	—	191,476
MXN	887,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	82,965	—	82,965
MXN	882,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	46,166	—	46,166

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	136,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	$ 788	$ —	$ 788
MXN	13,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.13% (pays monthly)	11/6/29	44,931	—	44,931
PLN	461,230	Receives	6-month PLN WIBOR (pays quarterly)	4.36% (pays annually)	9/17/26	(1,948,911)	—	(1,948,911)
PLN	30,750	Receives	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	12/17/30	(25,804)	—	(25,804)
PLN	15,375	Receives	6-month PLN WIBOR (pays semi-annually)	3.88% (pays annually)	12/17/30	(15,458)	—	(15,458)
PLN	15,375	Receives	6-month PLN WIBOR (pays semi-annually)	3.90% (pays annually)	12/17/30	(19,782)	—	(19,782)
PLN	90,904	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(30,971)	—	(30,971)
PLN	90,904	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	73,788	—	73,788
PLN	390,150	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(325,286)	—	(325,286)
PLN	390,150	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	500,420	—	500,420
PLN	11,653	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	(88,211)	—	(88,211)
PLN	45,541	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	(392,468)	—	(392,468)
PLN	60,296	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	(555,622)	—	(555,622)
PLN	2,778	Receives	6-month PLN WIBOR (pays semi-annually)	4.26% (pays annually)	12/17/35	(2,093)	—	(2,093)
PLN	2,778	Receives	6-month PLN WIBOR (pays semi-annually)	4.28% (pays annually)	12/17/35	(3,255)	—	(3,255)
PLN	8,199	Receives	6-month PLN WIBOR (pays semi-annually)	4.30% (pays annually)	12/17/35	(14,565)	—	(14,565)
PLN	12,448	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	12/17/35	(22,403)	—	(22,403)
PLN	8,199	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	12/17/35	(15,328)	—	(15,328)
PLN	38,470	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	(185,526)	—	(185,526)
USD	15,930	Pays	SOFR (pays annually)	4.00% (pays annually)	1/26/37	40,779	—	40,779
USD	13,140	Pays	SOFR (pays annually)	4.00% (pays annually)	1/27/37	33,192	—	33,192
Total						$(2,350,164)	$1,878	$(2,348,286)

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)		Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahrain		$8,500	1.00% (pays quarterly)(2)	12/20/35	$ 973,048	$ (878,233)	$ 94,815
iTraxx Europe Crossover Index (ITRAXX.XO.44.V1)	EUR	60,495	5.00% (pays quarterly)(2)	12/20/30	(8,067,970)	7,514,793	(553,177)
Malaysia		24,670	1.00% (pays quarterly)(2)	12/20/30	(703,136)	646,688	(56,448)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)		50	1.00% (pays quarterly)(2)	6/20/30	263	(939)	(676)
Markit CDX Emerging Markets Index (CDX.EM.44.V1)		77,416	1.00% (pays quarterly)(2)	12/20/30	842,645	(1,050,498)	(207,853)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V1)		94,721	5.00% (pays quarterly)(2)	12/20/30	(8,469,040)	7,317,295	(1,151,745)
Markit CDX North America Investment Grade Index (CDX.NA.IG.45.V1)		111,304	1.00% (pays quarterly)(2)	12/20/30	(2,619,383)	2,440,413	(178,970)
Panama		14,498	1.00% (pays quarterly)(2)	12/20/30	148,146	(278,580)	(130,434)
Poland		27,220	1.00% (pays quarterly)(2)	12/20/30	(560,657)	410,414	(150,243)
Qatar		46,882	1.00% (pays quarterly)(2)	12/20/30	(1,543,403)	1,425,036	(118,367)
Saudi Arabia		154,887	1.00% (pays quarterly)(2)	12/20/30	(2,011,579)	2,087,978	76,399
Saudi Arabia		51,000	1.00% (pays quarterly)(2)	12/20/33	56,456	92,609	149,065
Saudi Arabia		46,290	1.00% (pays quarterly)(2)	12/20/35	527,033	(355,676)	171,357
South Africa		89,123	1.00% (pays quarterly)(2)	12/20/30	1,345,354	(2,584,794)	(1,239,440)
South Africa		9,666	1.00% (pays quarterly)(2)	6/20/31	229,562	(793,258)	(563,696)
Turkey		105,450	1.00% (pays quarterly)(2)	12/20/30	5,213,074	(6,888,051)	(1,674,977)
Total					$(14,639,587)	$9,105,197	$(5,534,390)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	Citibank, N.A.	$23,800	1.00% (pays quarterly)(2)	0.44%	3/20/26	$ 45,142	$(14,617)	$ 30,525
Petroleos Mexicanos	Barclays Bank PLC	2,469	1.00% (pays quarterly)(2)	1.72	12/20/26	(12,724)	32,678	19,954
Petroleos Mexicanos	Barclays Bank PLC	3,209	1.00% (pays quarterly)(2)	1.72	12/20/26	(16,537)	35,844	19,307
Petroleos Mexicanos	Barclays Bank PLC	3,075	1.00% (pays quarterly)(2)	1.95	6/20/27	(35,787)	70,761	34,974

Global Macro Portfolio
January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount(3) (000's omitted)	Contract Annual Fixed Rate(1)	Current Market Annual Fixed Rate(4)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Barclays Bank PLC	$ 5,717	1.00% (pays quarterly)(2)	1.95%	6/20/27	$(66,536)	$112,748	$ 46,212
Petroleos Mexicanos	Deutsche Bank AG	7,173	4.00% (pays monthly)	2.89	7/6/26	60,264	—	60,264
Petroleos Mexicanos	Deutsche Bank AG	7,011	4.20% (pays monthly)	2.89	7/6/26	63,099	—	63,099
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(2)	1.56	6/20/26	(1,150)	5,379	4,229
Petroleos Mexicanos	Goldman Sachs International	2,000	1.00% (pays quarterly)(2)	1.56	6/20/26	(2,006)	9,016	7,010
Petroleos Mexicanos	Goldman Sachs International	2,512	1.00% (pays quarterly)(2)	1.56	6/20/26	(2,380)	36,694	34,314
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(2)	1.95	6/20/27	(13,337)	21,815	8,478
Petroleos Mexicanos	Goldman Sachs International	5,789	1.00% (pays quarterly)(2)	1.95	6/20/27	(67,373)	110,947	43,574
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	2,193	1.00% (pays quarterly)(2)	1.91	6/20/27	(24,298)	46,812	22,514
Reliance Industries Ltd.	Deutsche Bank AG	2,000	1.00% (pays quarterly)(2)	0.62	12/20/30	36,545	(34,962)	1,583
Reliance Industries Ltd.	Goldman Sachs International	5,000	1.00% (pays quarterly)(2)	0.62	12/20/30	91,363	(91,910)	(547)
Total		$74,240				$54,285	$341,205	$395,490
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(1)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Bank of America, N.A.	$ 963	5.00% (pays quarterly)(2)	12/20/26	$ (37,632)	$ 15,526	$ (22,106)
Ecuador	Barclays Bank PLC	540	5.00% (pays quarterly)(2)	12/20/26	(21,102)	7,235	(13,867)
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(2)	6/20/31	(161,630)	(144,086)	(305,716)
Saudi Arabia	Goldman Sachs International	28,800	1.00% (pays quarterly)(2)	6/20/35	227,996	(284,018)	(56,022)
United States	Barclays Bank PLC	38,049	0.25% (pays quarterly)(2)	12/20/30	106,071	(183,142)	(77,071)
Total					$113,703	$(588,485)	$(474,782)

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January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(1)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
(3)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $74,240,000.
(4)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	2,228	Total Return on EGP 112,525,000 Egypt Treasury Bills, 0.00%, 3/17/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/17/26	$ 88,173
Goldman Sachs International	USD	3,966	Total Return on EGP 200,850,000 Egypt Treasury Bills, 0.00%, 3/3/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/3/26	199,849
Goldman Sachs International	USD	5,851	Total Return on EGP 295,850,000 Egypt Treasury Bills, 0.00%, 3/24/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/24/26	215,261
Goldman Sachs International	USD	6,783	Total Return on EGP 363,300,000 Egypt Treasury Bills, 0.00%, 6/23/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/18/26	248,141
Goldman Sachs International	USD	13,013	Total Return on EGP 658,166,806 Egypt Treasury Bills, 0.00%, 3/3/26 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	3/10/26	648,050
ICBC Standard Bank plc	USD	512	Total Return on UZS 5,907,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	(28,366)
ICBC Standard Bank plc	USD	709	Total Return on UZS 8,133,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	(43,970)
JPMorgan Chase Bank, N.A.	USD	4,000	Excess Return on USD - SOFR Index minus 0.85% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	2/13/26	(84,189)

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January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Standard Chartered Bank	USD	780	Total Return on EGP 39,400,000 Egypt Treasury Bills, 0.00%, 3/17/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	3/17/26	$ 30,834
Standard Chartered Bank	USD	12,443	Total Return on EGP 660,725,000 Egypt Treasury Bills, 0.00%, 7/14/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	4/13/26	206,425
						$1,480,208
[1]	The Portfolio enters into fully funded total return swap agreements. Under these arrangements, the Portfolio does not make periodic payments to the counterparty.
Abbreviations:
ADR	– American Depositary Receipt
BUBOR	– Budapest Interbank Offered Rate
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CNY	– Yuan Renminbi
COP	– Colombian Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won

KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal

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January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling

USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2026 were $20,577,213 or 0.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts and options thereon, interest rate swaps and swaptions and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Australia & New Zealand Banking Group Ltd.	1/16/26	On Demand(1)	2.45%	NZD	1,338,652	$806,651
Total						$806,651
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2026, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2026, the underlying collateral for all open reverse repurchase agreements was comprised of Sovereign Government Bonds having an aggregate market value of $793,870.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2026.

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January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Restricted Securities
At January 31, 2026, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 6,155,163
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	7,754,850
Total Restricted Securities			$10,100,000	$13,910,013
Affiliated Investments
At January 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $686,339,557, which represents 19.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$456,966,755	$548,243,111	$(318,870,309)	$ —	$ —	$686,339,557	$5,213,300	686,339,557
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 27,650,444	$ —	$ 27,650,444
Common Stocks	20,034,440	208,812,384*	—	228,846,824
Convertible Bonds	—	1,074,715	—	1,074,715
Credit Linked Notes	—	64,400,095	—	64,400,095
Foreign Corporate Bonds	—	152,713,320	0	152,713,320
Insurance Linked Securities	—	—	47,835,234	47,835,234

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January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Loan Participation Notes	$ —	$ —	$ 5,136,418	$ 5,136,418
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	17,186,146	—	17,186,146
Sovereign Government Bonds	—	1,383,827,897	—	1,383,827,897
Sovereign Loans	—	38,420,119	—	38,420,119
U.S. Government Agency Mortgage-Backed Securities	—	3,114,408	—	3,114,408
U.S. Government Guaranteed Small Business Administration Loans	—	2,512,625	—	2,512,625
Short-Term Investments:
Affiliated Fund	686,339,557	—	—	686,339,557
Repurchase Agreements	—	116,636,810	—	116,636,810
Sovereign Government Securities	—	205,405,521	—	205,405,521
U.S. Treasury Obligations	—	581,179,475	—	581,179,475
Purchased Currency Options	—	3,148,402	—	3,148,402
Purchased Interest Rate Swaptions	—	1,606,994	—	1,606,994
Purchased Put Options	4,337,650	—	—	4,337,650
Total Investments	$710,711,647	$2,807,689,355	$52,971,652	$3,571,372,654
Forward Foreign Currency Exchange Contracts	$ —	$ 23,837,620	$ —	$ 23,837,620
Futures Contracts	1,885,566	—	—	1,885,566
Swap Contracts	—	14,400,330	—	14,400,330
Total	$712,597,213	$2,845,927,305	$52,971,652	$3,611,496,170
Liability Description
Securities Sold Short	$(51,511,409)	$ (105,939,291)	$ —	$ (157,450,700)
Written Currency Options	—	(1,294,034)	—	(1,294,034)
Forward Foreign Currency Exchange Contracts	—	(34,514,895)	—	(34,514,895)
Futures Contracts	(6,175,848)	—	—	(6,175,848)
Swap Contracts	—	(29,741,885)	—	(29,741,885)
Total	$(57,687,257)	$ (171,490,105)	$ —	$ (229,177,362)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

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January 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2025	$0	$17,824,807	$5,226,997	$23,051,804
Realized gains (losses)	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	1,350,785	(114,683)	1,236,102
Cost of purchases	—	31,564,516	—	31,564,516
Proceeds from sales, including return of capital	—	(2,904,874)	—	(2,904,874)
Accrued discount (premium)	—	—	24,104	24,104
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of January 31, 2026	$0	$47,835,234	$5,136,418	$52,971,652
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2026	$ —	$1,350,785	$(114,683)	$1,236,102
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2026:
Type of Investment	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	5,136,418	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.94%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.